File Nos. 333-46453 and 811-08657
                                     (formerly File Nos. 33-34801 and 811-06106)

    As filed with the Securities and Exchange Commission on February 25, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---

                      Pre-Effective Amendment No. __              /___/

                      Post-Effective Amendment No. 3              / X /
                                                                   ---


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---

                             Amendment No. 4                      / X /
                                                                   ---

                        (Check appropriate box or boxes)


                           PIONEER EQUITY-INCOME FUND
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     ___ immediately upon filing pursuant to paragraph (b)
     _X_ on March 1, 1999 pursuant to paragraph (b)
     ___ 60 days after filing pursuant to paragraph (a)(1)
     ___ on [date] pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     __X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                  [Pioneer Logo]

Pioneer
Equity-Income Fund


Class A, Class B and Class C Shares
Prospectus, March 1, 1999



























Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Table of contents


          Basic information about the fund                                  1

          Management                                                        6

          Buying, exchanging and selling shares                             8

          Dividends, capital gains and taxes                               26

          Financial highlights                                             27












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          An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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          Contact your investment professional to discuss how the fund fits into your portfolio.
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Basic information about the fund


Investment objective

Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.


Investment strategies


The fund invests primarily in income producing equity securities of U.S. companies. The income producing equity securities in which the fund may invest include common stocks, preferred stocks and interests in real estate investment trusts. Normally, the fund invests at least 80% of its total assets in income producing equity securities. The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Pioneer Investment Management, Inc., the fund's investment adviser, uses a value approach to select the fund's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. Pioneer also considers a security's potential to provide a reasonable amount of income. In making these assessments, Pioneer employs fundamental research and due diligence, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:


[bullet] Favorable expected returns relative to perceived risk
[bullet] Management with demonstrated ability and commitment to the company [bullet] Low market valuations relative to earnings forecast, book value, cash flow and sales
[bullet] Good prospects for dividend growth

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The fund avoids concentrating in any one sector or industry.

Principal risks of investing in the fund

Even though the fund seeks current income and long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:

[bullet] The stock market goes down (this risk may be greater if you are a short-term investor)
[bullet] Value stocks fall out of favor with investors
[bullet] The fund's assets remain undervalued or do not have the potential value originally expected
[bullet] Stocks selected for income do not achieve the same return as securities selected for capital appreciation
[bullet] Interest rates or inflation increases

Basic information about the fund


The fund's past performance


The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance varies from year to year.


The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


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Fund performance


The chart shows the performance of the fund's Class A shares for each full calendar year since the Fund's inception on July 25, 1990. Class B and Class C shares have different performance. The chart does not reflect any Class A sales charges you may pay when you buy or sell fund shares. Any sales charge will reduce your return.



The fund's highest calendar quarterly return was 14.36% (9/30/98 to 12/31/98) The fund's lowest calendar quarterly return was -6.61% (6/30/98 to 9/30/98)




Annual return Class A shares
(Year ended December 31)


[START BAR CHART]



'91      '92      '93      '94      '95      '96      '97      '98
26.45    20.86    12.93    -1.28    32.04    12.79    34.89    17.43


[END BAR CHART]

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Comparison with Standard & Poor's
500 Index


The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the fund, the index is not managed and does not incur expenses. The table:


[bullet] Reflects sales charges applicable to the class
[bullet] Assumes that you sell your shares at the end of the period [bullet] Assumes you reinvest all of your dividends and distributions


Average annual total return (%)
(for periods ended December 31, 1998)


                                               Since     Inception
                   1 Year      5 Years     Inception          Date
--------------------------------------------------------------------
Class A             10.66       17.02          16.23       7/25/90
--------------------------------------------------------------------
Class B             12.54          n/a         19.56        4/4/94
--------------------------------------------------------------------
Class C             16.50          n/a         20.39       1/31/96
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S&P 500 Index       28.73       24.05          18.76*         --
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*Reflects the return of the index since the inception of Class A shares. The return of the index since the inception of Class B shares is 26.92% and Class C shares is 27.64%

Fees and expenses


These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.



Shareowner fees
paid directly from your investment                               Class A    Class B    Class C
----------------------------------------------------------------------------------------------------
Maximum sales charge when you buy shares
   as a percentage of offering price                               5.75%       None       None
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Maximum deferred sales charge as a percentage
   of offering price or the amount you receive when
   you sell shares, whichever is less                              None(1)       4%         1%
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Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                      Class A    Class B    Class C
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   Management Fee                                                  0.60%      0.60%      0.60%
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   Distribution and Service (12b-1) Fee                            0.25%      1.00%      1.00%
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   Other Expenses                                                  0.21%      0.23%      0.30%
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Total Annual Fund Operating Expenses                               1.06%      1.83%      1.90%
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(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge. See "Buying, exchanging and selling shares."

Example


This example helps you compare the costs of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.


Although your actual costs may be higher or lower, under these assumptions your costs would be:



             If you sell your shares               If you do not sell your shares
             -------------------------------------------------------------------------------
                           Number of years you own your shares
             -------------------------------------------------------------------------------
                 1        3        5      10           1        3        5      10
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Class A      $ 677    $ 893   $1,126  $1,794       $ 677    $ 893   $1,126  $1,794
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Class B        586      876    1,190   1,946         186      576      990   1,946
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Class C        293      597    1,026   2,222         193      597    1,026   2,222
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Basic information about the fund


Other investment strategies

As discussed, the fund primarily invests in income-producing equity securities of U.S. corporations to seek current income and long-term capital growth.


This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Other investments


The portion of the fund's assets not invested in equity securities may be invested in debt securities of corporate and government issuers. Most of the debt securities the fund acquires are expected to be securities convertible into common stocks. Generally, the fund may acquire debt securities that are investment grade, but the fund may invest up to 10% of its total assets (at the time of purchase) in lower quality, higher risk debt securities, including convertible securities.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities.


Temporary investments


Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets (normally not more than 10% of assets) in securities with a remaining maturity of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, the fund may depart from its principal investment strategies and invest part or all of its assets these securities. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy only when Pioneer believes common stocks have extraordinary risks due to political or economic factors.


Short-term trading

The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Derivatives

The fund may use futures, options and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of purposes, including:


[bullet] As a hedge against adverse changes in stock market prices or interest rates

[bullet] As a substitute for purchasing or selling securities

[bullet] To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the fund's exposure to stock market values or interest rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or may lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the fund's investment adviser,
selects the fund's investments and oversees the fund's operations.


Pioneer Group


The Pioneer Group, Inc. and its subsidiaries are engaged in financial services businesses in the United States and many foreign countries. As of December 31, 1998, the firm had more than $23 billion in assets under management worldwide including more than $22 billion in U.S. mutual funds. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds. John F. Cogan, chairman of the board and president of The Pioneer Group, Inc., owns approximately 14% of the firm. He is also an officer and director of each of the Pioneer mutual funds.


Investment adviser

Pioneer manages a family of U.S. and international stock funds, bond funds and money market funds. Pioneer is a subsidiary of The Pioneer Group, Inc. Its main office is at 60 State Street, Boston, Massachusetts 02109.

Portfolio manager

Day-to-day management of the fund's portfolio is the responsibility of John A. Carey. Mr. Carey is a vice president of Pioneer and the fund. He joined Pioneer in 1979 and has been an investment professional since 1979.


Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the fund and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984; most recently as chief investment officer at another investment adviser.


Management Fee


The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's fee varies based on the value of the fund's net assets. Pioneer's annual fee is equal to 0.60% per year of the fund's average daily net assets up to $10 billion, and 0.575% on the assets over $10 billion. The fee is normally computed daily and paid monthly. For the year ended October 31, 1998, the fund paid a management fee equal to 0.60% of its average daily net assets.

Distributor and transfer agent

Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneering Services Corporation is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are subsidiaries of The Pioneer Group, Inc.

Year 2000

Information technology experts are concerned about computer and other electronic systems' ability to process date-related information on and after January 1, 2000. This scenario, commonly referred to as the "Year 2000 problem," could have an adverse impact on the fund and the provision of services to its shareowners. Pioneer is addressing the Year 2000 problem with respect to its systems and those used by the distributor and transfer agent. During 1999, Pioneer expects to finish addressing all material Year 2000 issues and to participate in industry-wide testing. The fund has obtained assurances from its other service providers that they are taking appropriate Year 2000 measures and Pioneer is monitoring their efforts. Although the fund does not expect the Year 2000 problem to adversely impact it, the fund cannot guarantee that its, or the fund's service providers', efforts will be successful.

Buying, exchanging and selling shares


[START SIDEBAR TEXT]

Share price

The net asset value per share calculated on the day of your transaction, adjusted for any applicable sales charge, is often referred to as the share price.

[END SIDEBAR TEXT]


Net asset value

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the fund may use an asset's fair value. Fair value is determined in accordance with procedures approved by the fund's trustees.

You buy or sell shares at the net asset value per share calculated on the day of your transaction, adjusted for any applicable sales charge. When you buy Class A shares, you pay an initial sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.


Choosing a class of shares

The fund offers three classes of shares through this prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.

Factors you should consider include:

[bullet] How long you expect to own the shares
[bullet] The expenses paid by each class
[bullet] Whether you qualify for any reduction or waiver of sales charges

Your investment professional can help you determine which class meets your goals. Your investment firm may receive different compensation depending upon which class you choose. If you are not a U.S. citizen and are purchasing shares outside the U.S., you may pay different sales charges under local laws and business practices.

Distribution plans

The fund has adopted a distribution plan for each class of shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan the fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense, over time they increase the cost of your investment and your shares may cost more than shares that are not subject to a distribution fee.

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Comparing classes of shares
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                              Class A                  Class B                  Class C
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Why you might                 Class A shares may       You may prefer Class     You may prefer Class
prefer each class             be your best             B shares if you do       C shares if you do
                              alternative if you       not want to pay an       not wish to pay an
                              prefer to pay an         initial sales            initial sales charge
                              initial sales charge     charge, or if you        and you would rather
                              and have lower           plan to hold your        pay higher annual
                              annual expenses, or      investment for at        expenses over time.
                              if you qualify for       least six years.
                              any reduction or         Class B shares are
                              waiver of the            not recommended if
                              initial sales            you are investing
                              charge.                  $250,000 or more.

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Initial sales charge          Up to 5.75% of the       None                     None
                              offering price,
                              which is reduced or
                              waived for large
                              purchases and
                              certain types of
                              investors. At the
                              time of your
                              purchase, your
                              investment firm may
                              receive a commission
                              from the distributor
                              of up to 5%,
                              declining as the
                              size of your
                              investment
                              increases.


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Contingent deferred           None, except in          Up to 4% is charged      A 1% charge if you
sales charges                 certain                  if you sell your         sell your shares
                              circumstances when       shares. The charge       within one year of
                              the initial sales        is reduced over time     purchase. Your
                              charge is waived.        and not charged          investment firm may
                                                       after six years.         receive a commission
                                                       Your investment firm     from the distributor
                                                       may receive a            at the time of your
                                                       commission from the      purchase of up to
                                                       distributor at the       1%.
                                                       time of your
                                                       purchase of up to
                                                       4%.


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Distribution and              Up to 0.25% of           Up to 1% of average      Up to 1% of average
service fees                  average daily net        daily net assets.        daily net assets.
                              assets.


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Annual expenses               Lower than Class B       Higher than Class A      Higher than Class A
(including                    or Class C.              shares; Class B          shares; Class C
distribution and                                       shares convert to        shares do not
service fees)                                          Class A shares after     convert to any other
                                                       eight years.             class of shares. You
                                                                                continue to pay
                                                                                higher annual
                                                                                expenses.

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Exchange privilege            Class A shares of        Class B shares of        Class C shares of
                              other Pioneer mutual     other Pioneer mutual     other Pioneer mutual
                              funds.                   funds.                   funds.

Buying, exchanging and selling shares


[START SIDEBAR TEXT]

Offering price

The net asset value per share plus any initial sales charge.

[END SIDEBAR TEXT]


Sales charges: Class A shares

You pay the offering price when you buy Class A shares unless you qualify to purchase shares at net asset value. You pay a lower sales charge as the size of your investment increases. You do not pay a sales charge when you reinvest dividends or distributions paid by the fund.

Investments of $1 million or more

You do not pay a sales charge when you purchase Class A shares if you are investing $1 million or more, or you are a participant in certain group plans. However, you pay a deferred sales charge if you sell your Class A shares within one year of purchase. The sales charge is equal to 1% of your investment or your sales proceeds, whichever is less.

Reduced sales charges

You may qualify for a reduced Class A sales charge if you own or are purchasing shares of Pioneer mutual funds. If you or your investment professional notifies the distributor of your eligibility for a reduced sales charge at the time of your purchase, the distributor will credit you with the combined value (at the current offering price) of all your Pioneer mutual fund shares and the shares of your spouse and the shares of any children under 21. Certain trustees and fiduciaries may also qualify for a reduced sales charge. For this purpose, Pioneer mutual funds include any fund for which the distributor is principal underwriter and, at the distributor's discretion, may include funds organized outside the U.S. managed by Pioneer.

See "Qualifying for a reduced sales charge" for more information.

Sales charges for Class A shares

         Sales charge as % of
                                            ------------------------------------
                                                 Offering      Net amount
Amount of purchase                                  price        invested
--------------------------------------------------------------------------------
Less than $50,000                                    5.75            6.10
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$50,000 but less than $100,000                       4.50            4.71
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$100,000 but less than $250,000                      3.50            3.63
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$250,000 but less than $500,000                      2.50            2.56
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$500,000 but less than $1 million                    2.00            2.04
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$1 million or more                                    -0-             -0-
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Sales charges: Class B shares

You buy Class B shares at net asset value per share without paying an initial sales charge. However, you will pay a contingent deferred sales charge to the distributor if you sell your Class B shares within six years of purchase. The contingent deferred sales charge decreases as the number of years since your purchase increases.

Contingent deferred sales charge
---------------------------------------------------
On shares sold                            As a % of
before the                    dollar amount subject
end of year                     to the sales charge
---------------------------------------------------
1                                             4
---------------------------------------------------
2                                             4
---------------------------------------------------
3                                             3
---------------------------------------------------
4                                             3
---------------------------------------------------
5                                             2
---------------------------------------------------
6                                             1
---------------------------------------------------
7+                                           -0-
---------------------------------------------------


Conversion to Class A shares

Class B shares automatically convert into Class A shares. This helps you because Class A shares pay lower expenses.

Your Class B shares will convert to Class A shares at the beginning of the calendar month (calendar quarter for shares purchased before October 1, 1998) that is eight years after the date of purchase except that:

[bullet] Shares bought by reinvesting dividends and capital gains will convert to Class A shares at the same time as shares on which the dividend or distribution was paid
[bullet] Shares purchased by exchanging shares from another fund will convert on the date that the shares originally acquired would have converted into Class A shares

Currently, the Internal Revenue Service permits the conversion of shares to take place without imposing a federal tax. Conversion may not occur if the Internal Revenue Service deems it a taxable event for federal tax purposes.


[START SIDEBAR TEXT]

Contingent deferred sales charge

A sales charge that may be deducted from your sale proceeds.

[END SIDEBAR TEXT]


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Paying the contingent deferred sales charge (CDSC)

Several rules apply for Class B shares so that you pay the lowest possible CDSC. [bullet] The CDSC is calculated on the current market value, or the original cost, of the shares you are selling, whichever is less
[bullet] You do not pay a CDSC on reinvested dividends or distributions
[bullet] In determining the number of years since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)
[bullet] If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
[bullet] You may qualify for a waiver of the CDSC normally charged. See
         "Qualifying for a reduced sales charge"

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Buying, exchanging and selling shares


[START SIDEBAR TEXT]

Contingent deferred sales charge

A sales charge that may be deducted from your sale proceeds.

[END SIDEBAR TEXT]


Sales charges: Class C shares


You buy Class C shares at net asset value per share without paying an initial sales charge. However, if you sell your Class C shares within one year of purchase, you will pay to the distributor a contingent deferred sales charge of 1% of the current market value, or the original cost, of the shares you are selling, whichever is less.


--------------------------------------------------------------------------------
Paying the contingent deferred sales charge (CDSC)

Several rules apply for Class C shares which result in your paying the lowest CDSC.
[bullet] The CDSC is calculated on the current market value, or the original cost, of the shares you are selling, whichever is less
[bullet] You do not pay a CDSC on reinvested dividends or distributions
[bullet] In determining the number of years since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)
[bullet] If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you bought most recently
[bullet] You may qualify for a waiver of the CDSC normally charged. See
         "Qualifying for a reduced sales charge"
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Qualifying for a reduced sales charge


Initial Class A sales charge waivers

You may purchase Class A shares at net asset value (without a sales charge) or with a reduced initial sales charge as follows. If you believe you qualify for any of the waivers discussed below, contact the distributor. You are required to provide written confirmation of your eligibility. You may not resell these shares except to or on behalf of the fund.

Class A purchases at net asset value are available to:

[bullet] Current or former trustees and officers of the fund;
[bullet] Current or former partners and employees of legal counsel to the fund; [bullet] Current or former directors, officers, employees or sales representatives of The Pioneer Group, Inc. and its affiliates;
[bullet] Current or former directors, officers, employees or sales representatives of any subadviser or a predecessor adviser (or their affiliates) to any investment company for which Pioneer serves as investment adviser;
[bullet] Current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with the distributor;
[bullet] Members of the immediate families of any of the persons above;
[bullet] Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons;
[bullet] Insurance company separate accounts;
[bullet] Certain "wrap accounts" for the benefit of clients of financial planners adhering to standards established by the distributor;
[bullet] Other funds and accounts for which Pioneer or any of its affiliates serve as investment adviser or manager;
[bullet] In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies;
[bullet] Certain unit investment trusts;
[bullet] Employer-sponsored retirement plans with 100 or more eligible employees or at least $500,000 in plan assets;
[bullet] Participants in Optional Retirement Programs if (i) your employer has authorized a limited number of mutual funds to participate in the program, (ii) all participating mutual funds sell shares to program participants at net asset value, (iii) your employer has agreed in writing to actively promote Pioneer mutual funds to program participants and (iv) the program provides for a matching contribution for each participant contribution.

Buying, exchanging and selling shares


Class A purchases at a reduced initial sales charge or net asset value are also available to:

Group Plans if the sponsoring organization

[bullet] recommends purchases of Pioneer mutual funds to, [bullet] permits solicitation of, or
[bullet] facilitates purchases by

its employees, members or participants.


Letter of intent (Class A)

You can use a letter of intent to qualify for reduced sales charges in two situations:

[bullet] If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gain distributions) in the fund's Class A shares during the next 13 months
[bullet] If you include in your letter of intent the value - at the current offering price - of all of your Class A shares of the fund and all other Pioneer mutual fund shares held of record in the amount used to determine the applicable sales charge for the fund shares you plan to buy.

Completing a letter of intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), the distributor will recalculate your sales charge. You must pay the additional sales charge within 20 days after you are notified of the recalculation or it will be deducted from your account (or your sale proceeds). For more information regarding letters of intent, please contact your investment professional or obtain and read the statement of additional information.

Reinvestment (Class A)

If you sold shares of another mutual fund within the past 60 days, you may be able to reinvest the sale proceeds from that fund in Class A shares of the fund at net asset value without a sales charge.

To qualify:

[bullet] Your investment firm must have a sales agreement with the distributor; [bullet] You must demonstrate that the amount invested is from the proceeds of the sale of shares from another mutual fund that occurred within 60 days immediately preceding your purchase;
[bullet] You paid a sales charge on the original purchase of the shares sold;
         and
[bullet] The mutual fund whose shares were sold also offers net asset value purchases to shareowners that sell shares of a Pioneer mutual fund.

Waiver or reduction of contingent deferred sales charges (CDSC)

Class A shares that are subject to a CDSC

Purchases of Class A shares of $1 million or more, or by participants in a Group Plan which were not subject to an initial sales charge, may be subject to a CDSC upon redemption. A CDSC is payable to the distributor in the event of a share redemption within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. However, the CDSC is waived for redemptions of Class A shares purchased by an employer-sponsored retirement plan qualified under Section 401 of the Internal Revenue Code that has 1,000 or more eligible employees or at least $10 million in plan assets.

Class A, Class B and Class C shares

The distributor may waive or reduce the CDSC for Class A shares that are subject to a CDSC or for Class B or Class C shares if:

[bullet] The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan. For UGMAs, UTMAs and trust accounts, the waiver applies only upon the death of all beneficial owners;
[bullet] The distribution results from a total and permanent disability (as defined by Section 72 of the Internal Revenue Code) occurring after the purchase of the shares being sold. For UGMAs, UTMAs and trust accounts, the waiver only applies upon the disability of all beneficial owners;
[bullet] The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is established);
[bullet] The distribution is from any type of IRA, 403(b) or employer-sponsored plan and one of the following applies:
         - It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established);
         - It is a required minimum distribution due to the attainment of age 70-1/2, in which case the distribution amount may exceed 10% (based solely on plan assets held in Pioneer mutual funds);

Buying, exchanging and selling shares

         - It is rolled over to or reinvested in another Pioneer fund in the same class of shares, which will be subject to the CDSC of the shares originally held;
         - It is in the form of a loan to a participant in a plan that permits loans (each repayment will be subject to a CDSC as though a new purchase);
[bullet] The distribution is to a participant in an employer-sponsored retirement plan qualified under section 401 of the Internal Revenue Code and is:
         - A return of excess employee deferrals or contributions;
         - A qualifying hardship distribution as defined by the Internal Revenue Code. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held by Pioneer for all participants, reduced by the total of any prior distributions made in that calendar year;
         - Due to retirement or termination of employment. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held in a Pioneer mutual fund for all participants, reduced by the total of any prior distributions made in the same calendar year;
         - From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers (not available to Class B shares);
[bullet] The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account;
[bullet] The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.

Opening your account

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

Account options

Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the fund's transfer agent for account applications, account options forms and other account information:

Pioneering Services Corporation
P.O. Box 9014
Boston, Massachusetts 02205-9014
Telephone 1-800-225-6292

Telephone transaction privileges

If your account is registered in your name, you can buy, exchange or sell fund shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.


[START SIDEBAR TEXT]

[TELEPHONE GRAPHIC]

By phone

If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open. You may use FactFone(SM) at any time.

[END SIDEBAR TEXT]

Buying, exchanging and selling shares


General rules on buying, exchanging and selling your fund shares


[START SIDEBAR TEXT]

Consult your investment professional to learn more about buying, exchanging or selling fund shares.

[END SIDEBAR TEXT]


Share price

If you place an order with your investment firm before the New York Stock Exchange closes and your investment firm submits the order to the distributor prior to the distributor's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, your price per share will be calculated at the close of the New York Stock Exchange after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor.


Buying

You may buy fund shares from any investment firm that has a sales agreement with the distributor. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

You can buy fund shares at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

Minimum investment amounts


Your initial investment must be at least $1,000. Additional investments must be at least $50 for Class A shares and $500 for Class B or Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.



--------------------------------------------------------------------------------
Retirement plan accounts

You can purchase fund shares through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.

You may not use the account application accompanying this prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.
--------------------------------------------------------------------------------

Exchanging

You may exchange your shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. The fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Selling

Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.

If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.


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You may have to pay federal income taxes on a sale or an exchange.

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--------------------------------------------------------------------------------
Good order means that:

[bullet] You have provided adequate instructions
[bullet] There are no outstanding claims against your account
[bullet] There are no transaction limitations on your account
[bullet] If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered

[bullet] Your request includes a signature guarantee if you:
         - Are selling over $100,000 or exchanging over $500,000 worth of shares

         - Changed your account registration or address within the last 30 days
         - Instruct the transfer agent to mail the check to an address different from the one on your account
         - Want the check paid to someone other than the account owner(s)
         - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------

Buying, exchanging and selling shares


                    ------------------------------------------    --------------------------------------------
                     Buying shares                                 Exchanging shares
                    ------------------------------------------    --------------------------------------------
   Through your     Normally, your investment firm will send       Normally, your investment firm will send
investment firm     your purchase request to the fund's            your exchange request to the fund's
                    transfer agent. Consult your investment        transfer agent. Consult your investment
                    professional for more information. Your        professional for more information about
                    investment firm may receive a commission       exchanging your shares.
                    from the distributor for your purchase
                    of fund shares. The distributor or its
                    affiliates may pay additional
                    compensation, out of their own assets,
                    to certain investment firms or their
                    affiliates based on objective criteria
                    established by the distributor.

                    ------------------------------------------    --------------------------------------------
       By phone     You can use the telephone purchase             After you establish your fund account,
                    privilege if you have an existing              you can exchange fund shares by phone
                    non-retirement account or certain IRAs.        if:
                    You can purchase additional fund shares
                    by phone if:                                   [bullet] You are using the exchange to
                                                                            establish a new account,
                    [bullet] You established your bank                      provided the new account has a
                             account of record at least 30                  registration identical to the
                             days ago                                       original account
                    [bullet] Your bank information has not         [bullet] The fund into which you are
                             changed for at least 30 days                   exchanging offers the same
                    [bullet] You are not purchasing more                    class of shares
                             than $25,000 worth of shares          [bullet] You are not exchanging more
                             per account per day                            than $500,000 worth of shares
                    [bullet] You can provide the proper                     per account per day
                             account identification                [bullet] You can provide the proper
                             information                                    account identification
                                                                            information

                    When you request a telephone purchase,
                    the transfer agent will electronically
                    debit the amount of the purchase from
                    your bank account of record. The
                    transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

                    ------------------------------------------    --------------------------------------------
    In writing,     You can purchase fund shares for an            You can exchange fund shares by mailing
       by mail      existing fund account by mailing a check       or faxing a letter of instruction to the
     or by fax      to the transfer agent. Make your check         transfer agent. You can exchange fund
                    payable to the fund. Neither initial nor       shares directly through the fund only if
                    subsequent investments should be made by       your account is registered in your name.
                    third party check. Your check must be in       However, you may not fax an exchange
                    U.S. dollars and drawn on a U.S. bank.         request for more than $500,000. Include
                    Include in your purchase request the           in your letter:
                    fund's name, the account number and the        [bullet] The names and signatures of all
                    name or names in the account                            registered owners
                    registration.                                  [bullet] A signature guarantee for each
                                                                            registered owner if the amount
                                                                            of the exchange is more than
                                                                            $500,000
                                                                   [bullet] The name of the fund out of
                                                                            which you are exchanging and
                                                                            the name of the fund into which
                                                                            you are exchanging
                                                                   [bullet] The class of shares you are
                                                                            exchanging
                                                                   [bullet] The dollar amount or number of
                                                                            shares you are exchanging

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

Normally, your investment firm will send your request to sell shares to the fund's transfer agent. Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.


--------------------------------------------------------------------------------
You may sell up to $100,000 per account per day. You may sell fund shares held in a retirement plan account by phone only if your account is an IRA. You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:

[bullet] By check, provided the check is made payable exactly as your account is registered
[bullet] By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record







--------------------------------------------------------------------------------
You can sell some or all of your fund shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, the fund's name, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below.The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.
The transfer agent will not process your request until it is received in good order.
You may not sell more than $100,000 per account per day by fax.

[START SIDEBAR TEXT]

How to contact us

By phone  [TELEPHONE GRAPHIC]

For information or to request a telephone transaction between 8:00 a.m. and 9:00 p.m. (Eastern time) by speaking with a shareholder services representative call 1-800-225-6292
To request a transaction using FactFone(SM) call
1-800-225-4321
Telecommunications Device for the Deaf (TDD) 1-800-225-1997

By mail   [ENVELOPE GRAPHIC]
Send your written instructions to:
Pioneering Services Corporation
P.O. Box 9014
Boston, Massachusetts 02205-9014

By fax    [FAX GRAPHIC]
Fax your exchange and sale requests to:
1-800-225-4240


Exchange privilege


The fund and the distributor reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Abuses include frequent trading in response to short-term market fluctuations and a pattern of trading that appears to be an attempt to "time the market." In addition, the fund and the distributor reserve the right to charge, at any time and without notice, a fee for exchanges or to modify, limit, suspend or discontinue the exchange privilege.


[END SIDEBAR TEXT]

Buying, exchanging and selling shares


Account options

See the account application form for more details on each of the following options.

Automatic investment plans

You can make regular periodic investments in the fund by setting up monthly bank drafts, government allotments, payroll deduction, a Pioneer Investomatic Plan and other similar automatic investment plans. You may use an automatic investment plan to establish a Class A share account with a small initial investment. If you have a Class B or Class C share account and your balance is at least $1,000, you may establish an automatic investment plan.

Pioneer Investomatic Plan

If you establish a Pioneer Investomatic Plan, the transfer agent will make a periodic investment in fund shares by means of a preauthorized electronic funds transfer from your bank account. Your plan investments are voluntary. You may discontinue your plan at any time or change the plan's dollar amount, frequency or investment date by calling or writing to the transfer agent. You should allow up to 30 days for the transfer agent to establish your plan.

Automatic exchanges

You can automatically exchange your fund shares for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to use automatic exchange:

[bullet] You must select exchanges on a monthly or quarterly basis [bullet] Both the originating and receiving accounts must have identical registrations
[bullet] The originating account has a minimum balance of $5,000

Distribution options

The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Directed dividends

You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer II). You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

Systematic withdrawal plans

When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:

[bullet] Your account must have a total value of at least $10,000 when you establish your plan
[bullet] You must request a periodic withdrawal of at least $50
[bullet] You may not request a periodic withdrawal of more than 10% of the value of any Class B or Class C share account (valued at the time the plan is implemented)

Systematic sales of fund shares may be taxable transactions for you. If you purchase Class A shares while you are making systematic withdrawals from your account, you may pay unnecessary sales charges.

Direct deposit

If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

Voluntary tax withholding

You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

Reinstatement privilege for Class A shares

You may qualify for the reinstatement privilege if you recently sold all or part of your Class A shares.

Buying, exchanging and selling shares


Shareowner services

FactFone(SM) 1-800-225-4321

You can use FactFone(SM) to:

[bullet] Obtain current information on your Pioneer mutual fund accounts [bullet] Inquire about the prices and yields of all publicly available Pioneer mutual funds
[bullet] Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts
[bullet] Request account statements

If you plan to use FactFone(SM) to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM).

Confirmation statements

The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information

In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

Pioneer website
www.pioneerfunds.com

The website includes a full selection of information on mutual fund investing. You can also use the website to get:

[bullet] Your current account information
[bullet] Prices, returns and yields of all publicly available Pioneer mutual funds
[bullet] Prospectuses for all the Pioneer funds

TDD 1-800-225-1997

If you have a hearing disability and access to TDD keyboard equipment, you can contact our telephone representatives with questions about your account by calling our TDD number between 8:30 a.m. and 5:30 p.m. Eastern time any weekday that the New York Stock Exchange is open.

Shareowner account policies


Signature guarantees and other requirements

You are required to obtain a signature guarantee when you are:

[bullet] Requesting certain types of exchanges or sales of fund shares [bullet] Redeeming shares for which you hold a share certificate
[bullet] Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Minimum account size

The fund requires that you maintain a minimum account value of $500. If you hold less than the minimum in your account because you have sold or exchanged some of your shares, the fund will notify you of its intent to sell your shares and close your account. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the fund.

Telephone access

You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.

Share certificates


Normally, your shares will remain on deposit with the transfer agent and certificates will not be issued. If you are legally required to obtain a certficiate, you may request one for your Class A shares only. A fee may be charged for this service.


Other policies


The fund may suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the fund to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.


The fund or the distributor may revise, suspend or terminate the account options and services available to shareowners at any time.

Dividends, capital gains and taxes

[START SIDEBAR TEXT]

Sales and exchanges may be taxable transactions to shareowners.

[END SIDEBAR TEXT]

Dividends and capital gains


The fund generally makes distributions of any net long-term capital gains in November. The fund pays income dividends, and distributions from net short-term capital gains, if any, quarterly during March, June, September and December. The fund may also pay dividends and distributions at other times if necessary for the fund to avoid federal income or excise tax. If you invest in the fund close to the time that the fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the capital gains distribution whether you reinvest the distribution or receive it as cash.


Taxes


For federal income tax purposes, your distributions from the fund's net long-term capital gains are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable as ordinary income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares. You may also have tax consequences (generally, a capital gain or loss) when you sell or exchange fund shares. Each year the fund will mail to you information about your dividends and distributions for, and the shares you sold in, the previous calendar year.


You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 31% "backup withholding" tax from your dividends and distributions, sales proceeds and any other payments to you.

You should ask your own tax adviser about any federal or state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of federal income tax considerations that may affect the fund and its shareowners.

Financial highlights

The financial highlights table helps you understand the fund's financial performance for the past five years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Pioneer Equity-Income Fund
Class A shares

                                                                        For the year ended October 31
                                                   -------------------------------------------------------------------
                                                       1998          1997           1996          1995            1994
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  24.78       $  20.37      $  18.22      $   16.16     $  16.92
                                                   -----------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                    $   0.49       $   0.50      $   0.55      $    0.54     $   0.55
   Net realized and unrealized gain (loss)
      on investments                                   4.04           5.36          2.24           2.45        (0.54)
                                                   -----------------------------------------------------------------
      Net increase (decrease) from
         investment operations                     $   4.53       $   5.86      $   2.79      $    2.99     $   0.01
Distributions to shareholders:
   Net investment income                              (0.48)         (0.50)        (0.50)         (0.53)       (0.54)
   Net realized gain                                  (0.73)         (0.95)        (0.14)         (0.40)       (0.23)
                                                   -----------------------------------------------------------------
Net increase (decrease) in net asset value         $   3.32       $   4.41      $   2.15      $    2.06     $  (0.76)
                                                   -----------------------------------------------------------------
Net asset value, end of period                     $  28.10       $  24.78      $  20.37      $   18.22     $  16.16
                                                   -----------------------------------------------------------------
Total return*                                         18.69%         30.40%        15.53%         19.51%        0.09%

Ratios/Supplemental Data
Ratio of net expenses to average net assets            1.05%+         1.11%+        1.19%+         1.29%+       1.24%
Ratio of net investment income (loss)
   to average net assets                               1.82%+         2.22%+        2.85%+         3.26%+       3.43%
Portfolio turnover rate                                  12%            18%           47%            13%          27%
Net assets, end of period (in thousands)           $584,389       $452,300      $336,384       $249,981     $175,943

Ratios assuming reduction for fees paid indirectly:
   Net expenses                                        1.04%          1.10%         1.18%          1.27%        --
   Net investment income (loss)                        1.83%          2.23%         2.86%          3.28%        --

--------------------------------------------------------------------------------
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio assuming no reduction for fees paid indirectly.

Financial highlights


Pioneer Equity-Income Fund
Class B shares

                                                                                                                       April 4,
                                                                     For the year ended October 31                  1994 through
                                                    ---------------------------------------------------------        October 31,
                                                          1998            1997           1996            1995            1994
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  24.63         $  20.26        $  18.15         $ 16.14        $  15.46
                                                    ----------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                     $   0.29         $   0.33        $   0.41         $  0.45        $   0.21
   Net realized and unrealized gain (loss)
      on investments                                    4.01             5.32            2.22            2.41            0.71
                                                    ---------------------------------------------------------------------------
      Net increase (decrease) from
         investment operations                      $   4.30         $   5.65        $   2.63         $  2.86        $   0.92

Distributions to shareholders:

   Net investment income                               (0.29)           (0.33)          (0.38)          (0.45)          (0.21)
   In excess of net investment income                    --               --              --              --            (0.03)
   Net realized gain                                   (0.73)           (0.95)          (0.14)          (0.40)           --
                                                    ---------------------------------------------------------------------------
Net increase (decrease) in net asset value          $   3.28         $   4.37        $   2.11         $  2.01        $   0.68
                                                    ---------------------------------------------------------------------------
Net asset value, end of period                      $  27.91         $  24.63        $  20.26         $ 18.15        $  16.14
                                                    ---------------------------------------------------------------------------
Total return*                                          17.83%           29.35%          14.70%          18.64%           5.93%

Ratios/Supplemental Data
Ratio of net expenses to average net assets             1.82%+           1.88%+          1.95%+          2.02%+          1.92%**
Ratio of net investment income (loss)
   to average net assets                                1.05%+           1.45%+          2.06%+          2.35%+          2.35%**
Portfolio turnover rate                                   12%              18%             47%             13%             27%
Net assets, end of period (in thousands)            $281,469         $201,360        $134,657         $60,433         $12,663
Ratios assuming reduction for fees paid indirectly:
   Net expenses                                         1.81%            1.87%           1.94%           1.98%           --
   Net investment income (loss)                         1.06%            1.46%           2.07%           2.39%           --

--------------------------------------------------------------------------------
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.

Pioneer Equity-Income Fund
Class C shares

                                                                                                             January 1,
                                                                  For the year ended October 31             1998 through
                                                                  -----------------------------              October 31,
                                                                  1998                     1997                 1996
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 24.61               $ 20.25                $19.49
                                                                  -------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                   $  0.27               $  0.32                $ 0.27
   Net realized and unrealized gain (loss) on investments            4.02                  5.32                  0.76
                                                                  -------------------------------------------------------
      Net increase (decrease) from investment operations          $  4.29               $  5.64                $ 1.03

Distributions to shareholders:
   Net investment income                                            (0.29)                (0.33)                (0.27)
   Net realized gain                                                (0.73)                (0.95)                  --
                                                                  -------------------------------------------------------
Net increase (decrease) in net asset value                        $  3.27               $  4.36                $ 0.76
                                                                  -------------------------------------------------------
Net asset value, end of period                                    $ 27.88               $ 24.61                $20.25
                                                                  -------------------------------------------------------
Total return*                                                       17.80%                29.32%                 5.34%

Ratios/Supplemental Data
Ratio of net expenses to average net assets                          1.89%+                1.93%+                1.98%**+
Ratio of net investment income (loss)
   to average net assets                                             0.97%+                1.35%+                1.91%**+
Portfolio turnover rate                                                12%                   18%                   47%
Net assets, end of period (in thousands)                          $25,941               $12,324                $4,144
Ratios assuming reduction for fees paid indirectly:
   Net expenses                                                      1.87%                 1.91%                 1.94%**
   Net investment income (loss)                                      0.99%                 1.37%                 1.95%**

--------------------------------------------------------------------------------
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.

Pioneer
Equity-Income Fund

You can obtain more free information about the fund from your investment firm or by writing to Pioneering Services Corporation, 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports

Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information

The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website

www.pioneerfunds.com

You can also review the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330 to request a copy. The Commission charges a fee for this service. You can get the same information free from the Commission's Internet website (http://www.sec.gov).

(Investment Company Act file no. 811-08657)


0299-5865
(C) Pioneer Funds Distributor, Inc.


[PIONEER LOGO]

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109

www.pioneerfunds.com

                                                                  [PIONEER LOGO]

Pioneer
Equity-Income Fund


Class Y Shares


Prospectus, March 1, 1999


















Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Table of contents


Basic information about the fund   1

Management   6

Buying, exchanging and selling shares    8

Dividends, capital gains and taxes   17

Financial highlights   18






-------------------------------------------------------------------------------
   An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   Contact your investment professional to discuss how the fund fits into your portfolio.
-------------------------------------------------------------------------------

Basic information about the fund


Investment objective

Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations to seek current income and long-term capital growth.

Investment strategies


The fund invests primarily in income-producing equity securities of U.S. companies. The income producing equity securities in which the fund may invest include common stocks, preferred stocks and interests in real estate investment trusts.Normally, the fund invests at lest 80% of its tota; assets in income producing equity securities. The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Pioneer Investment Management, Inc., the fund's investment adviser, uses a value approach to select the fund's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. Pioneer also considers a security's potential to provide a reasonable amount of income. In making these assessments, Pioneer employs fundamental research and due diligence, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:


[bullet] Favorable expected returns relative to perceived risk
[bullet] Management with demonstrated ability and commitment to the company [bullet] Low market valuations relative to earnings forecast, book value, cash flow and sales
[bullet] Good prospects for dividend growth

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The fund avoids concentrating in any one sector or industry.

Principal risks of investing in the fund

Even though the fund seeks current income and long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:

[bullet] The stock market goes down (this risk may be greater if you are a short-term investor)
[bullet] Value stocks fall out of favor with investors
[bullet] The fund's assets remain undervalued or do not have the potential value originally expected
[bullet] Stocks selected for income do not achieve the same return as securities selected for capital appreciation
[bullet] Interest rates or inflation increases

Basic information about the fund

The fund's past performance


The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance varies from year to year.


Class Y shares were first offered on July 2, 1998. The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Fund performance


The chart shows the performance of the fund's Class A shares for each full calendar year since the Fund's inception on July 25, 1990. Class Y shares will have different performance. The chart does not reflect any Class A sales charges you may pay when you buy or sell fund shares. Any Class A sales charge will reduce your return. You do not pay a sales charge on purchases of Class Y shares.



The fund's highest calendar quarterly return was 14.36% (9/30/98 to 12/31/98)


The fund's lowest calendar quarterly return was -6.61% (6/30/98 to 9/30/98)

Annual return Class A shares
(Year ended December 31)

[START BAR CHART]


'91      '92      '93      '94      '95      '96      '97      '98
 26.45    20.86    12.93    -1.28    32.04    12.79    34.89     17.43

[END BAR CHART]

--------------------------------------------------------------------------------
Comparison with Standard & Poor's
500 Index


The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognizedmeasure of the performance of 500 widely held common stocks. Unlike the fund, the index is not managed and does not incur expenses. The table:


[bullet] Reflects sales charges applicable to the class
[bullet] Assumes that you sell your shares at the end of the period [bullet] Assumes you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 1998)


                                              Since      Inception
                   1 Year      5 Years    Inception           Date
------------------------------------------------------------------
Class A             10.66       17.02%        16.23        7/25/90
------------------------------------------------------------------
S&P 500 Index       28.73       24.05            --             --
------------------------------------------------------------------

Fees and expenses


These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.


Shareowner fees

paid directly from your investment                       Class Y
--------------------------------------------------------------------------------
Maximum sales charge when you buy shares                  None
--------------------------------------------------------------------------------
Maximum deferred sales charge                             None
--------------------------------------------------------------------------------

Annual fund operating expenses

paid from the assets of the fund
as a percentage of average daily net assets              Class Y
--------------------------------------------------------------------------------
   Management Fee                                         0.60%
--------------------------------------------------------------------------------
   Distribution and Service (12b-1) Fee                   0.00%
--------------------------------------------------------------------------------
   Other Expenses                                         0.15%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      0.75%
--------------------------------------------------------------------------------

Example


This example helps you compare the costs of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.


Although your actual costs may be higher or lower, under these assumptions your costs would be:

                       Number of years you own your shares
--------------------------------------------------------------------------------
                           1        3        5       10
--------------------------------------------------------------------------------
                         $77      $240     $417     $930
--------------------------------------------------------------------------------

Basic information about the fund


Other investment strategies

As discussed, the fund primarily invests in income producing equity securities of U.S. corporations.

This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Other investments


The portion of the fund's assets not invested in equity securities may be invested in debt securities of corporate and government issuers. Most of the debt securities the fund acquires are expected to be securities convertible into common stocks. Generally, the fund may acquire debt securities that are investment grade, but the fund may invest up to 10% of its total assets (at the time of purchase) in lower quality, higher risk debt securities, including convertible securities.


Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the funds portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities.


Temporary investments


Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets (normally not more than 10% of assets) in securities with a remaining maturity of less than one yaer, cash equivalents or may hold cash. For temporary defensive purposes, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy only when Pioneer believes common stocks have extraordinary risks due to political or economic factors.


Short-term trading

The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Derivatives


The fund may use futures, options and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of purposes, including:

[bullet] As a hedge against adverse changes in stock market prices or interest rates

[bullet] As a substitute for purchasing or selling securities

[bullet] To increase the fund's return as a non-hedging strategy that may be considered speculative



Even a small investment in derivatives can have a significant impact on the fund's exposure to stock market values or interest rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or may lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management


Pioneer, the fund's investment adviser,

selects the fund's investments and oversees the fund's operations.

Pioneer Group


The Pioneer Group, Inc. and its subsidiaries are engaged in financial services businesses in the United States and many foreign countries. As of December 31, 1998, the firm had more than $23 billion in assets under management worldwide including more than $22 billion in U.S. mutual funds. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds. John F. Cogan, chairman of the board and president of The Pioneer Group, Inc., owns approximately 14% of the firm. He is also an officer and director of each of the Pioneer mutual funds.


Investment adviser

Pioneer manages a family of U.S. and international stock funds, bond funds and money market funds. Pioneer is a subsidiary of The Pioneer Group, Inc. Its main office is at 60 State Street, Boston, Massachusetts 02109.

Portfolio manager

Day-to-day management of the fund's portfolio is the responsibility of John A. Carey. Mr. Carey is a vice president of Pioneer and the fund. He joined Pioneer in 1979 and has been an investment professional since 1979.


Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the fund and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Teresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984; most recently as chief investment officer at another investment adviser.


Management Fee

The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's fee varies based on the value of the fund's net assets. Pioneer's annual fee is equal to 0.60% per year of the fund's average daily net assets up to $10 billion, and 0.57% on the assets over $10 billion. The fee is normally computed daily and paid monthly. For the year ended October 31, 1998, the fund paid a management fee equal to 0.60% of its average daily net assets.

Distributor and transfer agent

Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneering Services Corporation is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are subsidiaries of The Pioneer Group, Inc.

Year 2000

Information technology experts are concerned about computer and other electronic systems' ability to process date-related information on and after January 1, 2000. This scenario, commonly referred to as the "Year 2000 problem," could have an adverse impact on the fund and the provision of services to its shareowners. Pioneer is addressing the Year 2000 problem with respect to its systems and those used by the distributor and transfer agent. During 1999, Pioneer expects to finish addressing all material Year 2000 issues and to participate in industry-wide testing. The fund has obtained assurances from its other service providers that they are taking appropriate Year 2000 measures and Pioneer is monitoring their efforts. Although the fund does not expect the Year 2000 problem to adversely impact it, the fund cannot guarantee that its, or the fund's service providers', efforts will be successful.

Buying, exchanging and selling shares


Net asset value

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the fund may use an asset's fair value. Fair value is determined in accordance with procedures approved by the fund's trustees.

You buy or sell Class Y shares at the net asset value per share calculated on the day of your transaction.


Distribution of Class Y shares

The distributor incurs the expenses of distributing the fund's Class Y shares, none of which are reimbursed or paid for by the fund or the Class Y shareowners. Distribution expenses include fees paid to broker-dealers which have sales agreements with the distributor and other parties, advertising expenses and the cost of printing and mailing prospectuses to potential investors.

The distributor or its affiliates may make payments out of its own resources to dealers and other persons who distribute Class Y shares. Such payments may be based upon the value of Class Y shares sold. The distributor may impose conditions on the payment of such fees.

Opening your account

If you are an individual or other non-institutional investor, open your Class Y share account by completing an account application and sending it to the transfer agent by mail or by fax. If you are any other type of investor, please call the transfer agent to obtain a Class Y share account set-up kit and an account number.

The transfer agent must receive your account application before you send your initial check or federal funds wire. In addition, you must provide a bank wire address of record when you establish your account.

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

Account options

Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the fund's transfer agent for account applications, account options forms and other account information:

Pioneering Services Corporation
P.O. Box 9014
Boston, Massachusetts 02205-9014
Telephone 1-888-294-4480

Telephone transaction privileges

If your account is registered in your name, you can exchange or sell Class Y shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

[START SIDEBAR TEXT]
[TELEPHONE GRAPHIC]

By phone

If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-888-294-4480 between 9:00 a.m. and 6:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open.

[END SIDEBAR TEXT]

Buying, exchanging and selling shares


General rules on buying, exchanging and selling your fund shares


Share price

When you place an order to purchase, exchange or sell Class Y shares it must be received in good order by the transfer agent or by your broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) in order to purchase shares at the price determined on that day.

If you place your order through a broker-dealer, you must place the order before the close of regular trading on the New York Stock Exchange and your broker-dealer must submit the order to the distributor prior to the distributor's close of business (usually 5:30 p.m. Eastern time) for your share price to be determined at the close of regular trading on the date your order is received. Your broker-dealer is responsible for transmitting your order to the distributor. In all other cases except as described below for wire transfers, your share price will be calculated at the close of the New York Stock Exchange after the distributor receives your order.

Buying

You can buy Class Y shares at net asset value per share. The fund does not impose any initial, contingent deferred or asset based sales charge on Class Y shares. The distributor may reject any order until it has confirmed it in writing and received payment.

Minimum investment amount

Your initial Class Y share investment must be at least $5 million. This amount may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount.

Waivers of the minimum investment
amount

The fund will accept an initial investment of less than $5 million if:

(a) The investment is made by a trust company or bank trust department which is initially investing at least $1 million in any of the Pioneer mutual funds and, at the time of the purchase, such assets are held in a fiduciary, advisory, custodial or similar capacity over which the trust company or bank trust department has full or shared investment discretion; or
(b) The investment is made by an employer-sponsored retirement plan that meets the requirements of Sections 401, 403 or 457 of the Internal Revenue Code, provided that the number of employees covered by the plan is 5,000 or more, or the plan has assets of $25 million or more; or
(c) The investment is at least $1 million in any of the Pioneer mutual funds and the purchaser is an insurance company separate account; or
(d) The investment is made by an employer-sponsored retirement plan established for the benefit of (1) employees of The Pioneer Group, Inc. or employees of its affiliates, or (2) employees or the affiliates of broker-dealers who have a Class Y shares sales agreement with the distributor.

Exchanging

You may exchange your Class Y shares for the Class Y shares of another Pioneer mutual fund.

Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. The fund allows you to exchange your Class Y shares at net asset value without charging you either an initial or contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Selling

Your Class Y shares will be sold at net asset value per share next calculated after the fund receives your request in good order. If a signature guarantee is required, you must submit your request in writing.

The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently purchased the shares being sold, the fund may delay payment of the sale proceeds until your payment has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

[START SIDEBAR TEXT]

You may have to pay federal income taxes on a sale or an exchange.

[END SIDEBAR TEXT]

--------------------------------------------------------------------------------

Good order means that:

[bullet] You have provided adequate instructions
[bullet] There are no outstanding claims against your account
[bullet] There are no transaction limitations on your account
[bullet] If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered [bullet] Your request includes a signature guarantee if you:
         - Are selling over $100,000 or exchanging over $500,000 worth of shares and
            Want the sale proceeds sent to an address other than your bank account of record or
            The account registration, address of record or bank account of record has changed within the last 30 days
         - Are selling over $5 million worth of shares
         - Want the sale proceeds to be:
            Mailed by check to an address other than the address of record Made payable to someone other than the account's record owners
         - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

--------------------------------------------------------------------------------

Buying, exchanging and selling shares

                 --------------------------------------   --------------------------------------
                 Buying shares                            Exchanging shares
                 --------------------------------------   --------------------------------------
In writing,      You can purchase Class Y shares by       You can exchange Class Y shares by
   by mail       mailing a check to the transfer          mailing or faxing a letter of
 or by fax       agent. Make your check payable to        instruction to the transfer agent.
                 the fund. Neither initial nor            You can exchange fund shares
                 subsequent investments should be         directly through the fund only if
                 made by third party check. Your          your account is registered in your
                 check must be in U.S. dollars and        name. However, you may not fax an
                 drawn on a U.S. bank. Include in         exchange request for more than $5
                 your purchase request the fund's         million. Include in your letter:
                 name, the account number and the
                 name or names in the account             [bullet] The names and signatures
                 registration.                                     of all registered owners
                                                          [bullet] A signature guarantee for
                 If you are registering an account                 each registered owner if
                 in the name of a corporation or                   the amount of the exchange
                 other fiduciary, you must send your               is more than $5 million
                 completed account set-up forms to        [bullet] The name of the fund out
                 the transfer agent prior to making                of which you are
                 your initial purchase.                            exchanging and the name of
                                                                   the fund into which you
                                                                   are exchanging
                                                          [bullet] The dollar amount or
                                                                   number of Class Y shares
                                                                   you are exchanging


                 --------------------------------------   --------------------------------------
By phone         By wire                                  By phone
 or wire
                 If you have an existing Class Y          After you establish your Class Y
                 account, you may wire funds to           account, you can exchange fund
                 purchase Class Y shares. Note,           shares by phone if:
                 however, that:
                                                          [bullet] You are using the exchange
                 [bullet] State Street Bank must                   to establish a new
                          receive your wire no later               account, provided the new
                          than by 11:00 a.m. Eastern               account has a registration
                          time on the business day                 identical to the original
                          after the fund receives                  account
                          your request to purchase        [bullet] The fund into which you
                          shares                                   are exchanging offers
                 [bullet] If State Street Bank does                Class Y shares
                          not receive your wire by        [bullet] You are not exchanging
                          11:00 a.m. Eastern time on               more than $5 million worth
                          the next business day,                   of shares per account per
                          your transaction will be                 day
                          canceled at your expense        [bullet] You can provide the proper
                          and risk                                 account identification
                 [bullet] Wire transfers normally                  information
                          take two or more hours to
                          complete and a fee may be
                          charged by the sending
                          bank
                 [bullet] Wire transfers may be
                          restricted on holidays and
                          at certain other times

                 Instruct your bank to wire funds to:
                 Receiving Bank: State Street Bank
                   and Trust Company
                 Address: 225 Franklin Street,
                   Boston, MA 02101
                 ABA Routing No. 011000028
                 For further credit to:
                 Shareholder Name
                 Existing Pioneer Account No.
                 Pioneer Equity-Income Fund

                 --------------------------------------   --------------------------------------
   Through your  Consult your investment professional     Consult your investment
investment firm  for more information.                    professional for more information
                                                          about exchanging your shares.

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

You can sell some or all of your Class Y shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, the fund's name, your fund account number, the dollar amount or number of Class Y shares to be sold and any other applicable requirements as described below.

[bullet] If your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner
[bullet] The transfer agent will send the sale proceeds to your address of record unless you provide other instructions
[bullet] Your request must be signed by all registered owners and be in good order
[bullet] The transfer agent will not process your request until it is received in good order

By fax

[bullet] You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
[bullet] You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

--------------------------------------------------------------------------------

By phone

[bullet] You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
[bullet] You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

You may sell fund shares held in a retirement plan account by phone only if your account is an IRA. You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:

[bullet] By check, provided the check is made payable exactly as your account is registered
[bullet] By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

--------------------------------------------------------------------------------

Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

[START SIDEBAR TEXT]

How to contact us

By phone [TELEPHONE GRAPHIC]
For information or to request a telephone transaction between 9:00 a.m. and 6:00 p.m. (Eastern time) by speaking with a shareholder services representative call 1-888-294-4480
To use FactFone(SM) call
1-800-225-4321

By mail [ENVELOPE GRAPHIC]
Send your written instructions to:
Pioneering Services Corporation
P.O. Box 9014
Boston, Massachusetts 02205-9014

By fax [FAX GRAPHIC]
Fax your exchange and sale requests to:
1-888-294-4485


Exchange privilege

The fund and the distributor reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Abuses include frequent trading in response to short-term market fluctuations and a pattern of trading that appears to be an attempt to "time the market." In addition, the fund and the distributor reserve the right to charge a fee for exchanges or to modify, limit, suspend or discontinue the exchange privilege.

[END SIDEBAR TEXT]

Buying, exchanging and selling shares


Account options

Distribution options

The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Shareowner services


FactFone(SM) 1-800-225-4321

You can use FactFone(SM) to:

[bullet] Obtain current information on your Pioneer mutual fund accounts [bullet] Inquire about the prices and yields of all publicly available Pioneer mutual funds
[bullet] Request account statements

If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM) to obtain account information.

Confirmation statements

The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information

In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

Pioneer website
www.pioneerfunds.com

The website includes a full selection of information on mutual fund investing. You can also use the website to get:

[bullet] Your current account information
[bullet] Prices, returns and yields of all publicly available Pioneer mutual funds
[bullet] Prospectuses for all the Pioneer funds

Buying, exchanging and selling shares


Shareowner account policies

Signature guarantees and other
requirements

You are required to obtain a signature guarantee when you are:

[bullet] Requesting certain types of exchanges or sales of fund shares [bullet] Redeeming shares for which you hold a share certificate
[bullet] Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Minimum account size

The fund requires that you maintain a minimum account value of $500. If you hold less than the minimum in your account because you have sold or exchanged some of your shares, the fund will notify you of its intent to sell your shares and close your account. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the fund.

Telephone access

You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.

Share certificates

Normally, your shares will remain on deposit with the transfer agent and certificates will not be issued.

Other policies


The fund may suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the fund to sell or value its portfolio securities or with the permission of the Securities and exchange Commission.


The fund or the distributor may revise, suspend or terminate the account options and services available to shareowners at any time.

The fund reserves the right to stop offering Class Y shares.

Dividends, capital gains and taxes


Dividends and capital gains


The fund generally makes distributions of any net long-term capital gains in November. The fund pays income dividends, and distributions from net short-term capital gains, if any, quarterly during March, June, September and December. The fund may also pay dividends and distributions at other times if necessary for the fund to avoid federal income or excise tax. If you invest in the fund close to the time that the fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the capital gains distribution whether you reinvest the distribution or receive it as cash.


Taxes


For federal income tax purposes, your distributions from the fund's net long-term capital gains are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable as ordinary income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares. You may also have tax consequences (generally, a capital gain or loss) when you sell or exchange fund shares. Each year the fund will mail to you information about your dividends and distributions for, and the shares you sold in, the previous calendar year.


You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 31% "backup withholding" tax from your dividends and distributions, sales proceeds and any other payments to you.

You should ask your own tax adviser about any federal or state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of federal income tax considerations that may affect the fund and its shareowners.

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Sales and exchanges may be taxable transactions to shareowners.

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Financial highlights


The financial highlights table helps you understand

the fund's financial performance.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Pioneer Equity-Income Fund
Class Y(a) shares

                                                                                                  July 2,
                                                                                              1998 through
                                                                                                October 31,
                                                                                                   1998
Net asset value, beginning of period                                                             $  28.72
                                                                                              -------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                                                  $   0.18

   Net realized and unrealized gain (loss) on investments and foreign currency transactions         (0.64)
                                                                                              -------------
     Net increase (decrease) from investment operations                                            $  (0.46)

Distributions to shareholders:
   Net investment income                                                                            (0.13)
                                                                                              -------------
   Net increase (decrease) in net asset value                                                    $  (0.59)
                                                                                              -------------
Net asset value, end of period                                                                   $  28.13
                                                                                             --------------
Total return*                                                                                       (1.59)%

Ratios/Supplemental Data
Ratio of net expenses to average net assets                                                          0.74%**+

Ratio of net income (loss) to average net assets                                                     2.07%**+

Portfolio turnover rate                                                                                12%

Net assets, end of period (in thousands)                                                         $  2,888

Ratios assuming reduction for fees paid indirectly:
   Net expenses                                                                                      0.74%**

   Net investment income                                                                             2.07%**

--------------------------------------------------------------------------------
(a) Class Y shares were first publicly offered on July 2, 1998.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratio assuming no reduction for fees paid indirectly.

Pioneer
Equity-Income Fund


You can obtain more free information about the fund from your investment firm or by writing to Pioneering Services Corporation, 60 State Street, Boston, Massachusetts 02109. You may also call 1-888-294-4480.

Shareowner reports

Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information

The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website

www.pioneerfunds.com

You can also review the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330 to request a copy. The Commission charges a fee for this service. You can get the same information free from the Commission's Internet website (http://www.sec.gov).

(Investment Company Act file no. 811-08657)

0299-5866
(C) Pioneer Funds Distributor, Inc.

[PIONEER LOGO]

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com

                           PIONEER EQUITY-INCOME FUND
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                       STATEMENT OF ADDITIONAL INFORMATION

                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES


                                  MARCH 1, 1999

This statement of additional information is not a prospectus. It should be read in conjunction with the fund's Class A, Class B and Class C shares prospectus and its Class Y shares prospectus, each dated March 1, 1999, as supplemented or revised from time to time. A copy of each prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the fund at 60 State Street, Boston, Massachusetts 02109. You can also obtain a copy of the fund's Class A, Class B and Class C shares prospectus from our website at: www.pioneerfunds.com. The fund's financial statements for the fiscal year ended October 31, 1998 are incorporated into this statement of additional information by reference. The most recent annual report to shareholders is attached to this statement of additional information.


                                TABLE OF CONTENTS
                                                                         PAGE

1.       Fund History.......................................................2
2.       Investment Policies, Risks and Restrictions........................2
3.       Management of the Fund............................................15
4.       Investment Adviser................................................18
5.       Principal Underwriter and Distribution Plans......................20
6.       Shareholder Servicing/Transfer Agent..............................25
7.       Custodian.........................................................25
8.       Independent Public Accountants....................................25
9.       Portfolio Transactions............................................25
10.      Description of Shares.............................................27
11.      Sales Charges.....................................................28
12.      Redeeming Shares..................................................32
13.      Telephone Transactions............................................33
14.      Pricing of Shares.................................................34
15.      Tax Status........................................................35
16.      Investment Results................................................39
17.      Financial Statements..............................................42
18.      Appendix A - Annual Fee, Expense and Other Information............43
19.      Appendix B - Description of Short-Term Debt, Corporate Bond
         and Preferred Stock Ratings.......................................47
20.      Appendix C - Performance Statistics...............................54
21.      Appendix D - Other Pioneer Information............................69

1.       FUND HISTORY

The fund is a diversified open-end management investment company. The fund was originally organized as a series of Pioneer Growth Trust, a Massachusetts business trust on April 7, 1990. It was reorganized as a Delaware business trust on June 30, 1998.

2.       INVESTMENT POLICIES, RISKS AND RESTRICTIONS

The prospectuses present the investment objective and the principal investment strategies and risks of the fund. This section supplements the disclosure in the fund's prospectuses and provides additional information on the fund's investment policies or restrictions. Restrictions or policies stated as a maximum percentage of the fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the fund's restrictions and policies.

PRIMARY INVESTMENTS

Under normal circumstances, the fund invests at least 80% of its total assets in income-producing equity securities. The remainder of the portfolio may be invested in debt obligations, most of which are expected to be securities convertible into common stock.

ILLIQUID SECURITIES

The fund will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Pioneer Investment Management, Inc. ("Pioneer"), the fund's investment adviser. Pioneer determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors Pioneer's application of these guidelines and procedures. The inability of the fund to dispose of illiquid investments readily or at reasonable prices could impair the fund's ability to raise cash for redemptions or other purposes.


DEBT SECURITIES SELECTION

In selecting fixed income securities for the fund, Pioneer gives primary consideration to the fund's investment objective, the attractiveness of the market for debt securities given Pioneer's outlook for the equity markets and the fund's liquidity requirements. Once Pioneer determines to allocate a portion of the fund's assets to debt securities, pioneer generally focuses on short-term instruments to provide liquidity and may invest in a range of fixed income securities if the fund is investing in such instruments for income or capital gains. Pioneer selects individual securities based on macroeconomic and issuer specific factors including the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification.

CONVERTIBLE DEBT SECURITIES

The fund may invest in convertible debt securities which are debt obligations convertible at a stated exchange rate or formula into common stock or other equity securities of or owned by the issuer. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock. As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

DEBT SECURITIES RATING CRITERIA

Investment grade debt securities are those rated "BBB" or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or the equivalent rating of other national statistical rating organizations. Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal. If the rating of an investment grade debt security falls below investment grade, Pioneer will consider if any action is appropriate in light of the fund's investment objective and policies.Below investment grade debt securities are those rated "BB" and below by Standard & Poor's or the equivalent rating of other national statistical rating organizations.
See Appendix B for a description of rating categories.


Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the fund's net asset value to the extent that it invests in such securities. In addition, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.


The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the fund's net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry lower ratings and in comparable unrated securities. Pioneer will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

REAL ESTATE INVESTMENT TRUSTS

The fund may invest up to 25% of its net assets in securities of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which primarily invest in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index (the "S&P 500").

OTHER INVESTMENT COMPANIES

The fund may invest in the securities of other investment companies to the extent that such investments are consistent with the fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the fund may not acquire the securities of other domestic or foreign investment companies if, as a result,
(i) more than 10% of the fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the fund, or (iii) more than 5% of the fund's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. The fund will not invest in other investment companies for which Pioneer or any of its affiliates act as an investment adviser or distributor.

The fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund's own operations.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the fund's purchase price, with the difference being income to the fund. The Board of Trustees reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the fund's custodian in a segregated, safekeeping account for the benefit of the fund. Repurchase agreements afford the fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the fund has not perfected a security interest in the security, the fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the fund would be at risk of losing some or all of the principal and interest involved in the transaction.

SHORT SALES AGAINST THE BOX

The fund may sell securities "short against the box." A short sale involves the fund borrowing securities from a broker and selling the borrowed securities. The fund has an obligation to return securities identical to the borrowed securities to the broker. In a short sale against the box, the fund at all times owns an equal amount of the security sold short or securities convertible into or exchangeable for, with or without payment of additional consideration, an equal amount of the security sold short. The fund intends to use short sales against the box to hedge. For example, when the fund believes that the price of a current portfolio security may decline, the fund may use a short sale against the box to lock in a sale price for a security rather than selling the security immediately. In such a case, any future losses in the fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.

If the fund effects a short sale against the box at a time when it has an unrealized gain on the security, it may be required to recognize that gain as if it had actually sold the security (a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale provided that certain other conditions are satisfied. Uncertainty regarding certain tax consequences of effecting short sales may limit the extent to which the fund may make short sales against the box.

ASSET SEGREGATION

The 1940 Act requires that the fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the fund's portfolio. If the fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or Pioneer will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets. See "Asset Segregation."

PORTFOLIO TURNOVER

It is the policy of the fund not to engage in trading for short-term profits although portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the fund. See Appendix A for the fund's annual portfolio turnover rate.

OPTIONS ON SECURITIES AND SECURITIES INDICES

The fund may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased. The fund may write (sell) covered call options on certain portfolio securities, but options may not be written on more than 25% of the aggregate market value of any single portfolio security (determined each time a call is sold as of the date of such sale). The fund does not intend to write covered call options on portfolio securities with an aggregate market value exceeding 5% of the fund's total assets in the coming year.

WRITING CALL AND PUT OPTIONS ON SECURITIES. A call option written by the fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the fund are covered, which means that the fund will own the securities subject to the options as long as the options are outstanding, or the fund will use the other methods described below. The fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the fund may forego the opportunity to profit from an increase in the market price of the underlying security.

A put option written by the fund would obligate the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the fund would be covered, which means that the fund would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

Call and put options written by the fund will also be considered to be covered to the extent that the fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the fund. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position.

WRITING CALL AND PUT OPTIONS ON SECURITIES INDICES. The fund may also write
(sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

The fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The fund may cover call and put options on a securities index by segregated assets with a value equal to the exercise price.

PURCHASING CALL AND PUT OPTIONS. The fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the fund's securities. Put options may also be purchased by the fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.


The fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."



RISKS OF TRADING OPTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, the fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by the fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Pioneer. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Pioneer's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between the fund's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

To hedge against changes in securities prices or currency exchange rates or to seek to increase total return, the fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. The fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The fund will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on foreign exchanges.

FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, the fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.


Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.


HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price and rate of return on portfolio securities and securities that the fund owns or proposes to acquire. The fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities If, in the opinion of Pioneer, there is a sufficient degree of correlation between price trends for the fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances prices of securities in the fund's portfolio may be more or less volatile than prices of such futures contracts, Pioneer will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the fund's portfolio securities would be substantially offset by a decline in the value of the futures position.


On other occasions, the fund may take a "long" position by purchasing futures contracts. This may be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices or rates that are currently available.

OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give the fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund's assets. By writing a call option, the fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the fund intends to purchase. However, the fund becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

OTHER CONSIDERATIONS. The fund will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or which the fund expects to purchase. Except as stated below, the fund's futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities that the fund owns, or futures contracts will be purchased to protect the fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the fund to elect to comply with a different test, under which the sum of the amounts of initial margin deposits on the fund's existing non-hedging futures contracts and premiums paid for options on futures entered into for non-hedging purposes (net of the amount the positions are "in the money") would not exceed 5% of the market value of the fund's total assets. The fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to segregate assets to cover such contracts and options.


While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss


WARRANTS

The fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant expires worthless if it is not exercised on or prior to its expiration date. Although the fund does not have a formal percentage limitation on such investments, it is not expected that Pioneer will invest more than 5% of the fund's net assets in such securities.


PREFERRED SHARES

he fund may invest in preferred shares of beneficial interest of trust instruments. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer's common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the fund's fixed income securities.


LENDING OF PORTFOLIO SECURITIES

The fund may lend portfolio securities to member firms of the New York Stock Exchange (the "Exchange"), under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The fund will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 30% of the value of the fund's total assets.

INVESTMENT RESTRICTIONS

The fund does not intend to enter into any reverse repurchase agreements or dollar rolls or borrow money, as described in fundamental investment restriction
(1) during the current fiscal year.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The fund has adopted certain investment restrictions which, along with the fund's investment objective, may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the fund. The fund may not:

(1) Borrow money, except from banks as a temporary measure to facilitate the meeting of redemption requests or for extraordinary or emergency purposes and except pursuant to reverse repurchase agreements or dollar rolls, in all cases in amounts not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) taken at market value;

(2) Invest in real estate or interests therein, excluding readily marketable securities of companies that invest in real estate or real estate investment trusts;

(3) Invest in commodities or commodity contracts, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, interest rate swaps, caps and floors and repurchase agreements entered into in accordance with the fund's investment policies;

(4) Make loans, provided that (i) the purchase of debt securities pursuant to the fund's investment objective shall not be deemed loans for the purposes of this restriction; (ii) loans of portfolio securities as described, from time to time, under "Lending of Portfolio Securities" shall be made only in accordance with the terms and conditions therein set forth; and (iii) in seeking a return on temporarily available cash, the fund may engage in repurchase transactions as described in the Prospectus;

(5) Issue senior securities, except as permitted by restrictions nos. 1, 3 and 4 above, and, for purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the fund's investment policies, and the pledge, mortgage or hypothecation of the fund's assets within the meaning of fundamental restriction no. 7 below are not deemed to be senior securities;

(6) Act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities; or

(7) Guarantee the securities of any other company, or mortgage, pledge, hypothecate, assign or otherwise encumber as security for indebtedness its securities or receivables in an amount exceeding the amount of the borrowing secured thereby.

In addition to the foregoing restrictions, in order to remain a diversified investment company under the 1940 Act, it is a fundamental investment policy of the fund that at least 75% of the value of the fund's total assets must be represented by cash and cash items, government securities, securities of other investment companies, and other securities, which, for the purpose of this calculation, is limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the fund and to not more than 10% of the outstanding voting securities of such issuer.

As long as the fund is registered in the Federal Republic of Germany, Austria or Switzerland, the fund may not without the prior approval of its shareholders:

(i) Invest in the securities of any other domestic or foreign investment company or investment fund, except in connection with a plan of merger or consolidation with or acquisition of substantially all the assets of such other investment company or investment fund;

(ii) Purchase or sell real estate, or any interest therein, and real estate mortgage loans, except that the fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies (other than real estate limited partnerships, real estate investment trusts and real estate funds) that invest in real estate or interests therein;

(iii) Borrow money in amounts exceeding 10% of the fund's total assets (including the amount borrowed) taken at market value;

(iv) Pledge, mortgage or hypothecate its assets in amounts exceeding 10% of the fund's total assets taken at market value;

(v)      Purchase securities on margin or make short sales;

(vi)     Redeem its securities in-kind; or

(vii) Invest in interests in oil, gas or other mineral exploration or development leases or programs.

Further, as long as the fund is registered in Switzerland, the fund may not without the prior approval of its shareholders:

(a) Purchase gold or silver bullion, coins or other precious metals or purchase or sell futures contracts or options on any such precious metals;

(b) Invest more than 10% of its total assets in the securities of any one issuer; provided, however, that this restriction does not apply to cash items and U.S. Government securities;

(c) Write (sell) uncovered calls or puts or any combination thereof or purchase, in an amount exceeding 5% of its assets, calls, puts, straddles, spreads or any combination thereof; or

(d) Invest more than 5% of its total assets in financial instruments that are used for non-hedging purposes and which have a leverage effect.

In the case of a change in the laws of Germany, Austria or Switzerland applicable to the fund, the Trustees have the right to adjust the above restrictions relating to the fund's registration in these countries accordingly without the prior approval of the shareholders.

3.       MANAGEMENT OF THE FUND

The fund's Board of Trustees provides broad supervision over the affairs of the fund. The officers of the fund are responsible for the fund's operations. The Trustees and executive officers of the fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the fund within the meaning of the 1940 Act.

JOHN F. COGAN, JR.*, CHAIRMAN OF THE BOARD, PRESIDENT AND TRUSTEE,
DOB: JUNE 1926
President, Chief Executive Officer and a Director of The Pioneer Group, Inc. ("PGI"); Chairman and a Director of Pioneer and Pioneer Funds Distributor, Inc. ("PFD"); Director of Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC"), Pioneer Real Estate Advisors, Inc., Pioneer Forest, Inc., Pioneer Explorer, Inc., Pioneer Management (Ireland) Ltd. ("PMIL") and Closed Joint Stock Company "Forest-Starma"; President and Director of Pioneer Metals and Technology, Inc. ("PMT"), Pioneer International Corp. ("PIntl"), Pioneer First Russia, Inc. ("First Russia") and Pioneer Omega, Inc. ("Omega"); Chairman of the Board and Director of Pioneer Goldfields Limited ("PGL") and Teberebie Goldfields Limited; Chairman of the Supervisory Board of Pioneer Fonds Marketing, GmbH, Pioneer First Polish Investment Fund Joint Stock Company, S.A. and Pioneer Czech Investment Company, A.S.; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer Euro Reserve Fund Plc, Pioneer European Equity Fund Plc, Pioneer Emerging Europe Fund Plc, Pioneer US Real Estate Fund Plc and Pioneer U.S. Growth Fund Plc (collectively, the "Irish Funds"); and Partner, Hale and Dorr LLP (counsel to PGI and the fund).

MARY K. BUSH, TRUSTEE, DOB: APRIL 1948
4201 CATHEDRAL AVENUE, NW, WASHINGTON, DC 20016
President, Bush & Co. (international financial advisory firm); Director and/or Trustee of Mortgage Guaranty Insurance Corporation, Novecon Management Company, Hoover Institution, Folger Shakespeare Library, March of Dimes, Project 2000, Inc. (not-for-profit educational organization), Small Enterprise Assistance Fund, Wilberforce University and Texaco, Inc.; Advisory Board Member, Washington Mutual Investors Fund (registered investment company); and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

RICHARD H. EGDAHL, M.D., TRUSTEE, DOB: DECEMBER 1926
BOSTON UNIVERSITY HEALTH POLICY INSTITUTE, 53 BAY STATE ROAD, BOSTON, MA 02215

Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute, Boston University Program for Health Care Entrepreneurship, CORE (management of workers' compensation and disability costs - Nasdaq National Market), and WellSpace (provider of complementary health care); Trustee, Boston Medical Center; Honorary Trustee, Franciscan Children's Hospital; and Trustee of all of the Pioneer mutual funds.

MARGARET B.W. GRAHAM, TRUSTEE, DOB: MAY 1947
THE KEEP, P.O. BOX 110, LITTLE DEER ISLE, ME 04650
Founding Director, The Winthrop Group, Inc. (consulting firm); Manager of Research Operations, Xerox Palo Alto Research Center, from 1991 to 1994; Professor of Operations Management and Management of Technology and Associate Dean, Boston University School of Management, from 1989 to 1993; and Trustee of all the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

JOHN W. KENDRICK, TRUSTEE, DOB: JULY 1917
6363 WATERWAY DRIVE, FALLS CHURCH, VA 22044
Professor Emeritus, George Washington University; Director, American Productivity and Quality Center; Adjunct Scholar, American Enterprise Institute; Economic Consultant; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

MARGUERITE A. PIRET, TRUSTEE, DOB: MAY 1948
ONE BOSTON PLACE, SUITE 2635, BOSTON, MA 02108
President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, TRUSTEE AND EXECUTIVE VICE PRESIDENT, DOB: FEBRUARY 1944 Executive Vice President and a Director of PGI; President and a Director of Pioneer; Director of PCC, PIntl, First Russia, Omega, Pioneer SBIC Corporation ("Pioneer SBIC"), PMIL and the Irish Funds; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, TRUSTEE, DOB: SEPTEMBER 1928
125 BROAD STREET, NEW YORK, NY 10004
Of Counsel, Sullivan & Cromwell (law firm); Director, Kleinwort Benson Australian Income Fund, Inc. since May 1997 and The Swiss Helvetia Fund, Inc. since 1995 (mutual funds), AMVESCAP PLC (investment managers) since 1997 and American Insurance Holdings, Inc; Trustee, The Winthrop Focus Funds (mutual funds); and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP, TRUSTEE, DOB: JUNE 1936
ONE NORTH ADGERS WHARF, CHARLESTON, SC 29401
President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.


JOHN A. BOYNTON TREASURER, DOB: JANUARY 1954
Executive Vice President, Treasurer and Chief Financial Officer of PGI; Treasurer of PFD and of all of the Pioneer mutual funds. Prior to joining PGI in November 1998, Mr. Boynton was a Senior Vice President of The Quaker Oats Company.

JOSEPH P. BARRI, SECRETARY, DOB: AUGUST 1946
Corporate Secretary of PGI and most of its subsidiaries; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

ERIC W. RECKARD, ASSISTANT TREASURER, DOB: JUNE 1956

Vice President-Corporate Finance of PGI since February 1999; Manager of Business Planning and Internal Audit of PGI since September 1996; Manager of Fund Accounting of Pioneer since May 1994; Manager of Auditing, Compliance and Business Analysis for PGI prior to May 1994; and Assistant Treasurer of all of the Pioneer mutual funds.


ROBERT P. NAULT, ASSISTANT SECRETARY, DOB: MARCH 1964
Senior Vice President, General Counsel and Assistant Secretary of PGI since 1995; Assistant Secretary of Pioneer, certain other PGI subsidiaries and all of the Pioneer mutual funds; Assistant Clerk of PFD and PSC; and junior partner of Hale and Dorr LLP prior to 1995.

JOHN A. CAREY, VICE PRESIDENT, DOB: MAY 1949

Vice President of Pioneer, Pioneer Fund and the Equity-Income Portfolio of Pioneer Variable Contracts Trust.

The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

All of the outstanding capital stock of PFD, Pioneer and PSC is owned, directly or indirectly, by PGI, a publicly owned Delaware corporation. Pioneer, the fund's investment adviser, serves as the investment adviser for the Pioneer mutual funds and manages the investments of certain institutional accounts.

The table below lists all of the U.S.-registered Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.

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                                                                  PRINCIPAL
FUND NAME                            INVESTMENT ADVISER           UNDERWRITER
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Pioneer International Growth Fund    Pioneer                      PFD
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Pioneer Europe Fund                  Pioneer                      PFD
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Pioneer World Equity Fund            Pioneer                      PFD
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Pioneer Emerging Markets Fund        Pioneer                      PFD
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Pioneer Indo-Asia Fund               Pioneer                      PFD
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Pioneer Capital Growth Fund          Pioneer                      PFD
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Pioneer Mid-Cap Fund                 Pioneer                      PFD
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Pioneer Growth Shares                Pioneer                      PFD
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Pioneer Small Company Fund           Pioneer                      PFD
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Pioneer Independence Fund            Pioneer                      Note 1
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Pioneer Micro-Cap Fund               Pioneer                      PFD
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Pioneer Gold Shares                  Pioneer                      PFD
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Pioneer Balanced Fund                Pioneer                      PFD
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Pioneer Equity-Income Fund           Pioneer                      PFD
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Pioneer Fund                         Pioneer                      PFD
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Pioneer II                           Pioneer                      PFD
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Pioneer Real Estate Shares           Pioneer                      PFD
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Pioneer Short-Term Income Trust      Pioneer                      PFD
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Pioneer America Income Trust         Pioneer                      PFD
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Pioneer Bond Fund                    Pioneer                      PFD
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Pioneer Intermediate Tax-Free Fund   Pioneer                      PFD
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Pioneer Tax-Free Income Fund         Pioneer                      PFD
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Pioneer Cash Reserves Fund           Pioneer                      PFD
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Pioneer Interest Shares              Pioneer                      Note 2
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Pioneer Variable Contracts Trust     Pioneer                      Note 3
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Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by PFD.

Note 2 This fund is a closed-end fund.

Note 3 This is a series of 12 separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.

SHARE OWNERSHIP

See Appendix A for annual information on the ownership of fund shares by the Trustees, the fund's officers and owners in excess of 5% of any class of shares of the fund.

COMPENSATION OF OFFICERS AND TRUSTEES

The fund pays no salaries or compensation to any of its officers. The fund compensates each Trustee who is not affiliated with PGI, Pioneer, PFD or PSC with a base fee, a variable fee calculated on the basis of average net assets of the fund, per meeting fees, and annual committee participation fees for each committee member or chairperson that are based on percentages of his or her aggregate annual fee. See the fee table in Appendix A.

SALES LOADS. Current and former Trustees and officers of the fund and other qualifying persons may purchase the fund's Class A shares without an initial sales charge.

4.       INVESTMENT ADVISER

The fund has contracted with Pioneer to act as its investment adviser. Pioneer is a wholly owned subsidiary of PGI. PGI is engaged in the financial services business in the U.S. and other countries. Certain Trustees or officers of the fund are also directors and/or officers of PGI and its subsidiaries (see management biographies above).

As the fund's investment adviser, Pioneer provides the fund with investment research, advice and supervision and furnishes an investment program for the fund consistent with the fund's investment objective and policies, subject to the supervision of the fund's Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the fund's securities transactions, and reports to the Trustees on the fund's investments and performance.

Under the terms of its management contract with the fund, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the fund, with the exception of the following, which are paid by the fund: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the fund; (d) issue and transfer taxes, chargeable to the fund in connection with securities transactions to which the fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the fund and/or its shares with the SEC, state or blue sky securities agencies and foreign countries, including the preparation of prospectuses and statements of additional information for filing with the SEC;
(g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the fund and the Trustees; (i) distribution fees paid by the fund in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of the fund who are not affiliated with or interested persons of Pioneer, the fund (other than as Trustees), PGI or PFD;
(k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition to the expenses described above, the fund shall pay all brokers' and underwriting commissions chargeable to the fund in connection with securities transactions to which the fund is a party. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Investment Advisers Act of 1940, as applicable. Pursuant to the management contract, Pioneer will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer. Pioneer, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management contract.

ADVISORY FEE. As compensation for its management services and expenses incurred, and certain expenses which Pioneer incurs on behalf of the fund, the fund pays Pioneer an annual management fee of 0.60% of the fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. The fee is computed daily and paid monthly.

Prior to May 1, 1998, as compensation for its management services and certain expenses which Pioneer incurred, Pioneer was entitled to a management fee at the rate of 0.65% per annum of the fund's average daily net assets up to $300 million, 0.60% of the next $200 million, 0.50% of the next $500 million and 0.45% of any excess over $1 billion. The fee was normally computed daily and paid monthly.

The term of the management contract is one year and is renewable annually by the vote of a majority of the Board of Trustees of the fund (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties). The vote must be cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by either party upon 60 days' written notice by vote of its Board of Directors or Trustees or a majority of its outstanding voting securities.

See the table in Appendix A for management fees paid to Pioneer during recently completed fiscal years.

ADMINISTRATION AGREEMENT. The fund has entered into an administration agreement with Pioneer pursuant to which certain accounting and legal services which are expenses payable by the fund under the management contract are performed by Pioneer and pursuant to which Pioneer is reimbursed for its costs of providing such services.

POTENTIAL CONFLICT OF INTEREST. The fund is managed by Pioneer which also serves as investment adviser to other Pioneer mutual funds and private accounts with investment objectives identical or similar to those of the fund. Securities frequently meet the investment objectives of the fund, the other Pioneer mutual funds and such private accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Pioneer mutual funds or a private account managed by Pioneer seeks to acquire the same security at about the same time, the fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer decides to sell on behalf of another fund or account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the fund. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other Pioneer mutual funds may have the same or similar investment objectives and policies as the fund, their portfolios do not generally consist of the same investments as the fund or each other, and their performance results are likely to differ from those of the fund.

PERSONAL SECURITIES TRANSACTIONS. In an effort to avoid conflicts of interest with the fund, the fund and Pioneer have adopted a code of ethics that is designed to maintain a high standard of personal conduct by directing that all personnel defer to the interests of the fund and its shareholders in making personal securities transactions.

5.       PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS

PRINCIPAL UNDERWRITER

PFD, 60 State Street, Boston, Massachusetts 02109, is the principal underwriter for the fund in connection with the continuous offering of its shares. PFD is an indirect wholly owned subsidiary of PGI.

The fund entered into an underwriting agreement with PFD which provides that PFD will bear expenses for the distribution of the fund's shares, except for expenses incurred by PFD for which it is reimbursed or compensated by the fund under the distribution plans (discussed below). PFD bears all expenses it incurs in providing services under the underwriting agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution-related services performed for the fund. PFD also pays certain expenses in connection with the distribution of the fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The fund bears the cost of registering its shares under federal and state securities law and the laws of certain foreign countries. Under the underwriting agreement, PFD will use its best efforts in rendering services to the fund.

See "Class A Share Sales Charges" for the schedule of initial sales charge reallowed to dealers as a percentage of the offering price of the fund's Class A shares.

See the tables in Appendix A for commissions retained by PFD and reallowed to dealers in connection with PFD's offering of the fund's Class A shares during recently completed fiscal years.

The fund will not generally issue fund shares for consideration other than cash. At the fund's sole discretion, however, it may issue fund shares for consideration other than cash in connection with a bona fide reorganization, statutory merger or other acquisition of portfolio securities.

DISTRIBUTION PLANS

The fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares (the "Class A Plan"), a plan of distribution with respect to its Class B shares (the "Class B Plan") and a plan of distribution with respect to its Class C shares (the "Class C Plan") (together, the "Plans"), pursuant to which certain distribution and service fees are paid to PFD. The fund has not adopted a plan of distribution with respect to its Class Y shares. Because of the Plans, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD") regarding investment companies.

CLASS A PLAN. Pursuant to the Class A Plan the fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the Board of Trustees. The Board of Trustees has approved the following categories of expenses that may be reimbursed under the Class A Plan: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.25% per annum of the fund's daily net assets attributable to Class A shares;
(ii) reimbursement to PFD for its expenditures for broker-dealer commissions and employee compensation on certain sales of the fund's Class A shares with no initial sales charge; and (iii) reimbursement to PFD for expenses incurred in providing services to Class A shareholders and supporting broker-dealers and other organizations (such as banks and trust companies) in their efforts to provide such services. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If a bank is prohibited from acting in any capacity or providing any of the described services, management will consider what action, if any, would be appropriate. The expenses of the fund pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.25% of the fund's average daily net assets attributable to Class A shares. Distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the fund in a given year.

The Class A Plan does not provide for the carryover of reimbursable expenses beyond 12 months from the time the fund is first invoiced for an expense. The limited carryover provision in the Class A Plan may result in an expense invoiced to the fund in one fiscal year being paid in the subsequent fiscal year and thus being treated for purposes of calculating the maximum expenditures of the fund as having been incurred in the subsequent fiscal year. In the event of termination or non-continuance of the Class A Plan, the fund has 12 months to reimburse any expense which it incurs prior to such termination or non-continuance, provided that payments by the fund during such 12-month period shall not exceed 0.25% of the fund's average daily net assets attributable to Class A shares during such period. See Appendix A for the amount, if any, of carryover of distribution expenses as of the end of the most recent calendar year.

CLASS B PLAN. Commissions on the sale of Class B shares equal to 3.75% of the amount invested are paid to broker-dealers who have sales agreements with PFD. PFD may also advance to dealers the first-year service fee payable under the Class B Plan at a rate up to 0.25% of the purchase price of such shares. As compensation for such advance of the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.

The Class B Plan provides that the fund shall pay PFD, as the fund's distributor for its Class B shares, a daily distribution fee equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class B shares and will pay PFD a service fee equal to 0.25% of the fund's average daily net assets attributable to Class B shares (which PFD will in turn pay to securities dealers which enter into a sales agreement with PFD at a rate of up to 0.25% of the fund's average daily net assets attributable to Class B shares owned by investors for whom that securities dealer is the holder or dealer of record). This service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class B shares. Commencing in the 13th month following the purchase of Class B shares, dealers will become eligible for additional annual service fees of up to 0.25% of the net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

The purpose of distribution payments to PFD under the Class B Plan is to compensate PFD for its distribution services with respect to Class B shares of the fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment. The Class B Plan also provides that PFD will receive all contingent deferred sales charges ("CDSCs") attributable to Class B shares. When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

The Class B Plan and underwriting agreement were amended effective September 30, 1998 to permit PFD to sell its right to receive distribution fees under the Class B Plan and CDSCs to third parties. PFD enters into such transactions to finance the payment of commissions to brokers at the time of sale and other distribution-related expenses. In connection with such amendments, the fund has agreed that the distribution fee will not be terminated or modified (including a modification by change in the rules relating to the conversion of Class B shares into Class A shares) with respect to Class B shares (a) issued prior to the date of any termination or modification or (b) attributable to Class B shares issued through one or a series of exchanges of shares of another investment company for which PFD acts as principal underwriter which were initially issued prior to the date of such termination or modification or (c) issued as a dividend or distribution upon Class B shares initially issued or attributable to Class B shares issued prior to the date of any such termination or modification except:

         (i) to the extent required by a change in the 1940 Act, the rules or regulations under the 1940 Act, the Conduct Rules of the NASD or an order of any court or governmental agency, in each case enacted, issued or promulgated after September 30, 1998;

         (ii) in connection with a Complete Termination (as defined in the Class B Plan); or

         (iii) on a basis, determined by the Board of Trustees acting in good faith, so long as from and after the effective date of such modification or termination: neither the fund, the adviser nor certain affiliates pay, directly or indirectly, a fee to any person for the provision of personal and account maintenance services (as such terms are used in the Conduct Rules of the NASD) to the holders of Class B shares of the fund and the termination or modification of the distribution fee applies with equal effect to all Class B shares outstanding from time to time.

The Class B Plan also provides that PFD shall be deemed to have performed all services required to be performed in order to be entitled to receive the distribution fee, if any, payable with respect to Class B shares sold through PFD upon the settlement date of the sale of such Class B shares or in the case of Class B shares issued through one or a series of exchanges of shares of another investment company for which PFD acts as principal underwriter or issued as a dividend or distribution upon Class B shares, on the settlement date of the first sale on a commission basis of a Class B share from which such Class B share was derived.

In the amendments to the underwriting agreement, the fund agreed that subsequent to the issuance of a Class B share, it would not take any action to waive or change any CDSC (including a change in the rules applicable to conversion of Class B shares into another class) in respect of such Class B shares, except (i) as provided in the fund's prospectus or statement of additional information in effect on September 30, 1998, or (ii) as required by a change in the 1940 Act and the rules and regulations thereunder, the Conduct Rules of the NASD or any order of any court or governmental agency enacted, issued or promulgated after September 30, 1998.

CLASS C PLAN. Commissions on the sale of Class C shares of up to 0.75% of the amount invested in Class C shares are paid to broker-dealers who have sales agreements with PFD. PFD may also advance to dealers the first-year service fee payable under the Class C Plan at a rate up to 0.25% of the purchase price of such shares. As compensation for such advance of the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.

The Class C Plan provides that the fund will pay PFD, as the fund's distributor for its Class C shares, a distribution fee accrued daily and paid quarterly, equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class C shares and will pay PFD a service fee equal to 0.25% of the fund's average daily net assets attributable to Class C shares. PFD will in turn pay to securities dealers which enter into a sales agreement with PFD a distribution fee and a service fee at rates of up to 0.75% and 0.25%, respectively, of the fund's average daily net assets attributable to Class C shares owned by investors for whom that securities dealer is the holder or dealer of record. The service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class C shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase. Commencing in the 13th month following the purchase of Class C shares, dealers will become eligible for additional annual distribution fees and service fees of up to 0.75% and 0.25%, respectively, of the net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

The purpose of distribution payments to PFD under the Class C Plan is to compensate PFD for its distribution services with respect to Class C shares of the fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment. The Class C Plan also provides that PFD will receive all CDSCs attributable to Class C shares. When a broker-dealer sells Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

GENERAL

In accordance with the terms of each Plan, PFD provides to the fund for review by the Trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

No interested person of the fund, nor any Trustee of the fund who is not an interested person of the fund, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the fund and except to the extent certain officers may have an interest in PFD's ultimate parent, PGI.

Each Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the fund and its current and future shareholders. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby, and material amendments of the Plans must also be approved by the Trustees as provided in Rule 12b-1.

See Appendix A for fund expenses under the Class A Plan, Class B Plan and Class C Plan and CDSCs paid to PFD for the most recently completed fiscal year.

Upon redemption, Class A shares may be subject to a 1% CDSC, Class B shares are subject to a CDSC at a rate declining from a maximum 4% of the lower of the cost or market value of the shares and Class C shares may be subject to a 1% CDSC.

6.       SHAREHOLDER SERVICING/TRANSFER AGENT

The fund has contracted with PSC, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent for the fund.

Under the terms of its contract with the fund, PSC services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the fund; (ii) distributing dividends and capital gains associated with the fund's portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

PSC receives an annual fee of $22.75 for each Class A, Class B, Class C and Class Y shareholder account from the fund as compensation for the services described above. PSC is also reimbursed by the fund for its cash out-of-pocket expenditures. The fund may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and recordkeeping services. Any such payments by the fund would be in lieu of the per account fee which would otherwise be paid by the fund to PSC.

7.       CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 is the custodian of the fund's assets. The custodian's responsibilities include safekeeping and controlling the fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the fund's investments.

8.       INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, is the fund's independent public accountants, providing audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

9.       PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Pioneer pursuant to authority contained in the fund's management contract. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Transactions in foreign equity securities are executed by broker-dealers in foreign countries in which commission rates are fixed and, therefore, are not negotiable (as such rates are in the U.S.).

Pioneer may select broker-dealers that provide brokerage and/or research services to the fund and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the fund may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of the fund and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to the fund as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to the fund. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to the fund. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of the fund as well as shares of other investment companies managed by Pioneer. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the fund.

Pursuant to certain directed brokerage arrangements with third-party broker-dealers, such broker-dealers may pay certain of the fund's custody expenses. The fund has also entered into expense offset arrangements resulting in further reduction in the fund's total expenses. See "Financial highlights" in the prospectus.

See the table in Appendix A for aggregate brokerage and underwriting commissions paid by the fund in connection with its portfolio transactions during recently completed fiscal years. The Board of Trustees periodically reviews Pioneer's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund.

10.       DESCRIPTION OF SHARES
As an open-end management investment company, the fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the next determined net asset value per share less any applicable CDSC. See "Sales Charges." When issued and paid for in accordance with the terms of the prospectus and statement of additional information, shares of the fund are fully paid and non-assessable. Shares will remain on deposit with the fund's transfer agent and certificates will not normally be issued. The fund reserves the right to charge a fee for the issuance of Class A share certificates; certificates will not be issued for Class B, Class C or Class Y shares.

The fund's Agreement and Declaration of Trust, dated January 8, 1998 (the "Declaration"), permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the fund consists of only one series. The Trustees may, however, establish additional series of shares, and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of four classes of shares of the fund, designated as Class A shares, Class B shares, Class C shares and Class Y shares. Each share of a class of the fund represents an equal proportionate interest in the assets of the fund allocable to that class. Upon liquidation of the fund, shareholders of each class of the fund are entitled to share pro rata in the fund's net assets allocable to such class available for distribution to shareholders. The fund reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

The shares of each class represent an interest in the same portfolio of investments of the fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A, Class B and Class C shareholders have exclusive voting rights with respect to the Rule 12b-1 Plans adopted by holders of those shares in connection with the distribution of shares.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. The fund is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

The shares of each series of the fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of the fund vote together as a class on matters that affect all series of the fund in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of the fund's shares. Shares have no preemptive or conversion rights.

As a Delaware business trust, the fund's operations are governed by the Declaration. A copy of the fund's Certificate of Trust, dated January 8, 1998, is on file with the office of the Secretary of State of Delaware. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the fund is organized under the Delaware Act and that the Declaration is to be governed by Delaware law. There is nevertheless a possibility that a Delaware business trust, such as the fund, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the fund's shareholders could become subject to personal liability.

To guard against this risk, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of the fund and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by the fund or its Trustees, (ii) provides for the indemnification out of fund property of any shareholders held personally liable for any obligations of the fund or any series of the fund and (iii) provides that the fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the fund's business and the nature of its assets, the risk of personal liability to a fund shareholder is remote.

In addition to the requirements under Delaware law, the Declaration provides that a shareholder of the fund may bring a derivative action on behalf of the fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration further provides that the fund shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the fund. The Declaration does not authorize the fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

11.      SALES CHARGES

The fund continuously offers four classes of shares designated as Class A, Class B, Class C and Class Y shares as described in the prospectus.

CLASS A SHARE SALES CHARGES

You may buy Class A shares at the public offering price, including a sales charge, as follows:

                                              SALES CHARGE AS A % OF
                                     OFFERING       NET AMOUNT        DEALER
AMOUNT OF PURCHASE.........          PRICE          INVESTED        REALLOWANCE

Less than $50,000 .........          5.75              6.10              5.00
$50,000 but less than $100,000       4.50              4.71              4.00
$100,000 but less than $250,000      3.50              3.63              3.00
$250,000 but less than $500,000      2.50              2.56              2.00
$500,000 but less than $1,000,000    2.00              2.04              1.75
$1,000,000 or more.........          0.00              0.00           see below

The schedule of sales charges above is applicable to purchases of Class A shares of the fund by (i) an individual, (ii) an individual and his or her spouse and children under the age of 21 and (iii) a trustee or other fiduciary of a trust estate or fiduciary account or related trusts or accounts including pension, profit-sharing and other employee benefit trusts qualified under Sections 401 or 408 of the Code although more than one beneficiary is involved. The sales charges applicable to a current purchase of Class A shares of the fund by a person listed above is determined by adding the value of shares to be purchased to the aggregate value (at the then current offering price) of shares of any of the other Pioneer mutual funds previously purchased and then owned, provided PFD is notified by such person or his or her broker-dealer each time a purchase is made which would qualify. Pioneer mutual funds include all mutual funds for which PFD serves as principal underwriter. At the sole discretion of PFD, holdings of funds domiciled outside the U.S., but which are managed by affiliates of Pioneer, may be included for this purpose.

No sales charge is payable at the time of purchase on investments of $1 million or more, or for purchases by participants in certain group plans described below subject to a CDSC of 1% which may be imposed in the event of a redemption of Class A shares within 12 months of purchase. PFD may, in its discretion, pay a commission to broker-dealers who initiate and are responsible for such purchases as follows: 1% on the first $5 million invested; 0.50% on the next $45 million invested; and 0.25% on the excess over $50 million invested. These commissions shall not be payable if the purchaser is affiliated with the broker-dealer or if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months. Broker-dealers who receive a commission in connection with Class A share purchases at net asset value by 401(a) or 401(k) retirement plans with 1,000 or more eligible participants or with at least $10 million in plan assets will be required to return any commissions paid or a pro rata portion thereof if the retirement plan redeems its shares within 12 months of purchase. Contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. [50%] of PFD's retention of any sales commission on sales of the fund's Class A shares through such dealer. From time to time, PFD may elect to reallow the entire initial sales charge to participating dealers for all Class A sales with respect to which orders are placed during a particular period. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under the federal securities laws.

LETTER OF INTENT ("LOI"). Reduced sales charges are available for purchases of $50,000 or more of Class A shares (excluding any reinvestments of dividends and capital gains distributions) made within a 13-month period pursuant to an LOI which may be established by completing the Letter of Intent section of the Account Application. The reduced sales charge will be the charge that would be applicable to the purchase of the specified amount of Class A shares as if the shares had all been purchased at the same time. A purchase not made pursuant to an LOI may be included if the LOI is submitted to PSC within 90 days of such purchase. You may also obtain the reduced sales charge by including the value (at current offering price) of all your Class A shares in the fund and all other Pioneer mutual funds held of record as of the date of your LOI in the amount used to determine the applicable sales charge for the Class A shares to be purchased under the LOI. Five percent of your total intended purchase amount will be held in escrow by PSC, registered in your name, until the terms of the LOI are fulfilled. When you sign the Account Application, you agree to irrevocably appoint PSC your attorney-in-fact to surrender for redemption any or all shares held in escrow with full power of substitution. An LOI is not a binding obligation upon the investor to purchase, or the fund to sell, the amount specified in the LOI.

If the total purchases, less redemptions, exceed the amount specified under the LOI and are in an amount which would qualify for a further quantity discount, all transactions will be recomputed on the expiration date of the LOI to effect the lower sales charge. Any difference in the sales charge resulting from such recomputation will be either delivered to you in cash or invested in additional shares at the lower sales charge. The dealer, by signing the Account Application, agrees to return to PFD, as part of such retroactive adjustment, the excess of the commission previously reallowed or paid to the dealer over that which is applicable to the actual amount of the total purchases under the LOI.

If the total purchases, less redemptions, are less than the amount specified under the LOI, you must remit to PFD any difference between the sales charge on the amount actually purchased and the amount originally specified in the LOI. When the difference is paid, the shares held in escrow will be deposited to your account. If you do not pay the difference in sales charge within 20 days after written request from PFD or your dealer, PSC, after receiving instructions from PFD, will redeem the appropriate number of shares held in escrow to realize the difference and release any excess.

CLASS B SHARES

You may buy Class B shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the number of years from the time of any purchase made prior to October 1, 1998, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class B shares, the fund will first redeem shares not subject to any CDSC and then shares held longest during the six-year period. As a result, you will pay the lowest possible CDSC.

The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:

                                                     CDSC AS A % OF DOLLAR
         YEAR SINCE PURCHASE                         AMOUNT SUBJECT TO CDSC

         First    .........                                   4.0
         Second   .........                                   4.0
         Third    .........                                   3.0
         Fourth   .........                                   3.0
         Fifth    .........                                   2.0
         Sixth    .........                                   1.0
         Seventh and thereafter                               0.0

Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.

Class B shares will automatically convert into Class A shares at the beginning of the calendar month (or the calendar quarter for purchases made prior to October 1, 1998) that is eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service (the "IRS") or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. The conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

CLASS C SHARES

You may buy Class C shares at net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Class C shares do not convert to any other class of fund shares.

For the purpose of determining the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the time of any purchase made prior to October 1, 1998, all payments during a calendar quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class C shares, the fund will first redeem shares not subject to any CDSC and then shares held for the shortest period of time during the one-year period. As a result, you will pay the lowest possible CDSC.

Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class C shares, including the payment of compensation to broker-dealers.

12.      REDEEMING SHARES

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

Redemptions and repurchases are taxable transactions for shareholders that are subject to U.S. federal income tax. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

SYSTEMATIC WITHDRAWAL PLAN(S) ("SWP") (CLASS A, CLASS B AND CLASS C SHARES). A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from fund share accounts having a total value of not less than $10,000. You must also be reinvesting all dividends and capital gains distributions to use the SWP option.

Periodic payments of $50 or more will be deposited monthly, quarterly, semiannually or annually directly into a bank account designated by the applicant or will be sent by check to the applicant, or any person designated by the applicant. Payments can be made either by check or electronic funds transfer to a bank account designated by you. Class B accounts must meet the minimum initial investment requirement prior to establishing a SWP. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is established. See "Qualifying for a reduced sales charge" in the prospectus. If you direct that withdrawal payments be paid to another person, want to change the bank where payments are sent or designate an address that is different from the account's address of record after you have opened your account, a signature guarantee must accompany your instructions. Withdrawals under the SWP are redemptions that may have tax consequences for you.

Purchases of Class A shares of the fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may, therefore, be disadvantageous. SWP redemptions reduce and may ultimately exhaust the number of shares in your account. In addition, the amounts received by a shareholder cannot be considered as yield or income on his or her investment because part of such payments may be a return of his or her investment.

A SWP may be terminated at any time (1) by written notice to PSC or from PSC to the shareholder; (2) upon receipt by PSC of appropriate evidence of the shareholder's death; or (3) when all shares in the shareholder's account have been redeemed.

You may obtain additional information by calling PSC at 1-800-225-6292.

REINSTATEMENT PRIVILEGE (CLASS A SHARES). If you redeem all or part of your Class A shares of the fund, you may reinvest all or part of the redemption proceeds without a sales charge in Class A shares of the fund if you send a written request to PSC not more than 90 days after your shares were redeemed. Your redemption proceeds will be reinvested at the next determined net asset value of the Class A shares of the fund after receipt of the written request for reinstatement. You may realize a gain or loss for federal income tax purposes as a result of the redemption, and special tax rules may apply if a reinstatement occurs. For example, if a redemption resulted in a loss and an investment is made in shares of the fund within 30 days before or after the redemption, you may not be able to recognize the loss for federal income tax purposes. Subject to the provisions outlined in the prospectus, you may also reinvest in Class A shares of other Pioneer mutual funds; in this case you must meet the minimum investment requirements for each fund you enter.

The 90-day reinstatement period may be extended by PFD for periods of up to one year for shareholders living in areas that have experienced a natural disaster, such as a flood, hurricane, tornado or earthquake.

13.      TELEPHONE TRANSACTIONS

You may purchase, exchange or sell Class A, Class B or Class C shares by telephone. Class Y shares may not be purchased by telephone. See the prospectus for more information. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. (Class Y account holders should contact Pioneer's Group Plans Department at 1-888-294-4480 between 9:00 a.m. and 6:00 p.m.) Eastern time on weekdays. Computer-assisted transactions may be available to shareholders who have prerecorded certain bank information (see "FactFoneSM"). YOU ARE STRONGLY URGED TO CONSULT WITH YOUR INVESTMENT PROFESSIONAL PRIOR TO REQUESTING ANY TELEPHONE TRANSACTION.

To confirm that each transaction instruction received by telephone is genuine, the fund will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the fund may be liable for any loss due to unauthorized or fraudulent instructions. The fund may implement other procedures from time to time. In all other cases, neither the fund, PSC nor PFD will be responsible for the authenticity of instructions received by telephone; therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.

During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the fund by telephone to institute a purchase, exchange or redemption. You should communicate with the fund in writing if you are unable to reach the fund by telephone.

FACTFONESM. FactFoneSM is an automated inquiry and telephone transaction system available to Pioneer mutual fund shareholders by dialing 1-800-225-4321. FactFoneSM allows shareholder access to current information on Pioneer mutual fund accounts and to the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFoneSM to make computer-assisted telephone purchases, exchanges or redemptions from your Pioneer mutual fund accounts, access your account balances and last three transactions and order a duplicate statement if you have activated your PIN. Telephone purchases or redemptions require the establishment of a bank account of record. Computer-assisted Class Y share telephone purchases, exchanges and redemptions and certain other FactFoneSM features for Class Y shareholders are not currently available through FactFoneSM. YOU ARE STRONGLY URGED TO CONSULT WITH YOUR INVESTMENT PROFESSIONAL PRIOR TO REQUESTING ANY TELEPHONE TRANSACTION. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFoneSM. Call PSC for assistance.

FactFoneSM allows shareholders to hear the following recorded fund information:

        o  net asset value prices for all Pioneer mutual funds;

        o  annualized 30-day yields on Pioneer's fixed income funds;

        o annualized 7-day yields and 7-day effective (compound) yields for Pioneer's money market fund; and

        o dividends and capital gains distributions on all Pioneer mutual funds.

Yields are calculated in accordance with SEC mandated standard formulas.

All performance numbers communicated through FactFoneSM represent past performance, and figures include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of Class A, Class B, Class C and Class Y shares (except for Pioneer Cash Reserves Fund, which seeks to maintain a stable $1.00 share price) will also vary, and such shares may be worth more or less at redemption than their original cost.

14.      PRICING OF SHARES

The net asset value per share of each class of the fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) on each day on which the Exchange is open for trading. As of the date of this statement of additional information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the fund is also determined on any other day on which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The fund is not required to determine its net asset value per share on any day on which no purchase orders in good order for fund shares are received and no shares are tendered and accepted for redemption.

Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the fund's independent pricing services. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of such securities used in computing the net asset value of the fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the Exchange and will therefore not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees. All assets of the fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees, although the actual computations may be made by persons acting pursuant to the direction of the Board of Trustees.

The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account. The fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per Class A share. Class B, Class C and Class Y shares are offered at net asset value without the imposition of an initial sales charge (Class B and Class C shares may be subject to a CDSC).

15.      TAX STATUS

The fund has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code so that it will not pay federal income tax on income and capital gains distributed to shareholders as required under the Code. If the fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to federal income tax. Under the Code, the fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.


The fund's policy is to pay to shareholders dividends from net long-term capital gains, if any, in November. The fund pays income dividends and distributions from net short-term capital gains, if any, quarterly during March, June, September and December. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the fund to avoid federal income or excise tax.


In order to qualify as a regulated investment company under Subchapter M, the fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test") and satisfy certain annual distribution and quarterly diversification requirements. For purposes of the 90% income test, income the fund earns from equity interests in certain entities that are not treated as corporations (e.g., are treated as partnerships or trusts) for U.S. tax purposes will generally have the same character for the fund as in the hands of such entities. Consequently, the fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.

Unless shareholders specify otherwise, all distributions will be automatically reinvested in additional full and fractional shares of the fund. For federal income tax purposes, all dividends are taxable as described below whether a shareholder takes them in cash or reinvests them in additional shares of the fund. Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss and certain net foreign exchange gains, are taxable as ordinary income. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, are taxable to the fund's shareholders as long-term capital gains for federal income tax purposes without regard to the length of time shares of the fund have been held. The federal income tax status of all distributions will be reported to shareholders annually.

Any dividend declared by the fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Foreign exchange gains and losses realized by the fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under future regulations, any such transactions that are not directly related to the fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may need to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed the fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

If the fund acquires any equity interest (under proposed regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

The fund may invest to a limited extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as when the fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to federal income or excise tax.

If the fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

For federal income tax purposes, the fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the fund and are not expected to be distributed as such to shareholders. See Appendix A for the fund's available capital loss carryforwards.

At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the fund's portfolio or undistributed taxable income of the fund. Consequently, subsequent distributions by the fund on these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

In addition, if Class A shares redeemed or exchanged have been held for less than 91 days, (1) in the case of a reinvestment in the fund or another mutual fund at net asset value pursuant to the reinvestment privilege or (2) in the case of an exchange, all or a portion of the sales charge paid on such shares is not included in their tax basis under the Code, to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the reinvestment or exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments.

Options written or purchased and futures contracts entered into by the fund on certain securities, indices and foreign currencies, as well as certain forward foreign currency contracts, may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization as long-term or short-term of some capital gains and losses realized by the fund. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988, as described above, and accordingly produce ordinary income or loss. Additionally, the fund may be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts and straddles may affect the amount, timing and character of the fund's income and gains or losses and hence of its distributions to shareholders.

For purposes of the 70% dividends-received deduction generally available to corporations under the Code, dividends received by the fund from U.S. corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) extending before and after each dividend held in an unleveraged position and distributed and designated by the fund may be treated as qualifying dividends. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

The fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by the fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Federal law requires that the fund withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions (including exchanges) or repurchases of fund shares paid to non-exempt shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

If, as anticipated, the fund continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes or any Delaware corporation income tax.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e. U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

16.      INVESTMENT RESULTS

QUOTATIONS, COMPARISONS AND GENERAL INFORMATION


From time to time, in advertisements, in sales literature or in reports to shareholders, the past performance of the fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the total return of the fund's classes may be compared to averages or rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the S&P 500, an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange; or the Russell U.S. Equity Indexes or the Wilshire Total Market Value Index, which are recognized unmanaged indexes of broad-based common stocks. A class' yield may be compared to comparable indices or investment vehicles.

In addition, the performance of the classes of the fund may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. The fund may also include securities industry or comparative performance information generally and in advertising or materials marketing the fund's shares. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal, and Worth may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.


In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to shareholders of the fund.

The fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the fund since inception.

In presenting investment results, the fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

One of the primary methods used to measure the performance of a class of the fund is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the fund, over any period up to the lifetime of that class of the fund. Total return calculations will usually assume the reinvestment of all dividends and capital gain distributions and will be expressed as a percentage increase or decrease from an initial value for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.

The fund's average annual total return quotations for each of its classes as that information may appear in the fund's prospectuses, this statement of additional information or in advertising are calculated by standard methods prescribed by the SEC.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

Average annual total return quotations for each class of shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in the class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                        n
                  P(1+T)  = ERV

Where:
         P       =         a hypothetical initial payment of $1,000, less the
                           maximum sales load of $57.50 for Class A shares or the deduction of the CDSC for Class B and Class C shares at the end of the period; for Class Y shares, no sales load or CDSC applies.

         T        =        average annual total return

         n        =        number of years

         ERV      =        ending redeemable value of the hypothetical $1,000
                           initial payment made at the beginning of the designated period (or fractional portion thereof)

For purposes of the above computation, it is assumed that all dividends and distributions made by the fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class of shares are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to a class' mean account size.

See Appendix A for the annual total returns for each class of fund shares as of the most recently completed fiscal year.

STANDARDIZED YIELD QUOTATIONS

Yield quotations for each class of shares are computed by dividing the net investment income per share attributable to a class during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                a-b    6
                  YIELD = 2[ ( -----+1)  - 1]
                                cd

Where:
         a        =        interest earned during the period

         b        =        net expenses accrued for the period

         c        =        the average daily number of shares outstanding
                           during the period that were entitled to receive dividends

         d        =        the maximum offering price per share on the last
                           day of the period

For purposes of calculating interest earned on debt obligations as provided in item "a" above:

         (i) The yield to maturity of each obligation held by the fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

         (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30-day base period.

         (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

         (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the fund may elect (i) to amortize the discount or premium on a remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the discount or premium on a remaining security.

For purposes of computing yield, interest income is recognized by accruing 1/360 of the stated interest rate of each obligation in the fund's portfolio each day that the obligation is in the portfolio. Expenses of a class accrued during any base period, if any, pursuant to the respective Distribution Plan are included among the expenses accrued during the base period.

See Appendix A for the fund's yield quotations for the 30 days ended October 31, 1998.


17.      FINANCIAL STATEMENTS


The fund's audited financial statements for the fiscal year ended October 31, 1998 from the fund's annual report filed with the SEC on December 22, 1998 (Accession No. 00000869356-98-000004) are incorporated by reference into this statement of additional information. Those financial statements, including the financial highlights in the prospectuses, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect to the financial statements and are included in reliance upon the authority of Arthur Andersen LLP as experts in accounting and auditing in giving their report.

The fund's annual report includes the financial statements referenced above and is available without charge upon request by calling Shareholder Services at 1-800-225-6292.


18.      APPENDIX A - ANNUAL FEE, EXPENSE AND OTHER INFORMATION

PORTFOLIO TURNOVER

The fund's annual portfolio turnover rate was 12% for the fiscal year ended October 31, 1998.

SHARE OWNERSHIP


As of January 29, 1999, the Trustees and officers of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any class of the fund's outstanding shares as of January 29, 1999:


------------------------------------------------- --------------------- --------------------- -----------------

RECORD HOLDER                                         SHARE CLASS         NUMBER OF SHARES       % OF CLASS
------------------------------------------------- --------------------- --------------------- -----------------
------------------------------------------------- --------------------- --------------------- -----------------


Merrill Lynch, Pierce, Fenner & Smith                   Class B                      730,709             6.75%
     Incorporated

for the Sole Benefit of its Customers
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
------------------------------------------------- --------------------- --------------------- -----------------
------------------------------------------------- --------------------- --------------------- -----------------


------------------------------------------------- --------------------- --------------------- -----------------
------------------------------------------------- --------------------- --------------------- -----------------


Merrill Lynch, Pierce, Fenner & Smith                   Class C                      151,120            14.16%
     Incorporated

for the Sole Benefit of its Customers
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
------------------------------------------------- --------------------- --------------------- -----------------
------------------------------------------------- --------------------- --------------------- -----------------


------------------------------------------------- --------------------- --------------------- -----------------
------------------------------------------------- --------------------- --------------------- -----------------


US Trust Company                                        Class Y                       61,420            54.42%
     of the Pacific Northwest, Trustee

Pioneer Retirement Benefit Plan
4380 SW Macadam Avenue, Suite 450
Portland, OR 97201-6407
------------------------------------------------- --------------------- --------------------- -----------------
------------------------------------------------- --------------------- --------------------- -----------------


------------------------------------------------- --------------------- --------------------- -----------------
------------------------------------------------- --------------------- --------------------- -----------------


US Trust Company                                        Class Y                       46,810            41.47%
     of the Pacific Northwest, Trustee

Pioneer Savings & Investment Plan
4380 SW Macadam Avenue, Suite 450
Portland, OR 97201-6407
------------------------------------------------- --------------------- --------------------- -----------------

COMPENSATION OF OFFICERS AND TRUSTEES

The following table sets forth certain information with respect to the compensation of each Trustee of the fund.
------------------------------------------ ---------------------- ------------------------ ----------------------
                                                                                           TOTAL COMPENSATION
                                                                  PENSION OR RETIREMENT    FROM THE FUND AND
                                                                  BENEFITS ACCRUED AS      OTHER PIONEER MUTUAL
                                           AGGREGATE              PART OF FUND EXPENSES    FUNDS**
                                           COMPENSATION FROM
NAME OF TRUSTEE                            FUND*
------------------------------------------ ---------------------- ------------------------ ----------------------
------------------------------------------ ---------------------- ------------------------ ----------------------

------------------------------------------ ---------------------- ------------------------ ----------------------
------------------------------------------ ---------------------- ------------------------ ----------------------

John F. Cogan, Jr.***                                   $    583                       $0                $18,750

------------------------------------------ ---------------------- ------------------------ ----------------------
------------------------------------------ ---------------------- ------------------------ ----------------------

Mary K. Bush                                                2953                        0                 77,125

------------------------------------------ ---------------------- ------------------------ ----------------------
------------------------------------------ ---------------------- ------------------------ ----------------------

Richard H. Egdahl, M.D.                                     2952                        0                 79,125

------------------------------------------ ---------------------- ------------------------ ----------------------
------------------------------------------ ---------------------- ------------------------ ----------------------

Margaret B.W. Graham                                        3083                        0                 81,750

------------------------------------------ ---------------------- ------------------------ ----------------------
------------------------------------------ ---------------------- ------------------------ ----------------------

John W. Kendrick                                            2595                        0                 65,900

------------------------------------------ ---------------------- ------------------------ ----------------------
------------------------------------------ ---------------------- ------------------------ ----------------------

Marguerite A. Piret                                         3690                        0                 98,750

------------------------------------------ ---------------------- ------------------------ ----------------------
------------------------------------------ ---------------------- ------------------------ ----------------------

David D. Tripple***                                          583                        0                 18,750

------------------------------------------ ---------------------- ------------------------ ----------------------
------------------------------------------ ---------------------- ------------------------ ----------------------

Stephen K. West                                             3228                        0                 85,050

------------------------------------------ ---------------------- ------------------------ ----------------------
------------------------------------------ ---------------------- ------------------------ ----------------------

John Winthrop                                               3305                        0                 85,875
                                           -------          ----                        -                 ------

------------------------------------------ ---------------------- ------------------------ ----------------------
------------------------------------------ ---------------------- ------------------------ ----------------------

                                                         $22,972                       $0               $611,075

------------------------------------------ ---------------------- ------------------------ ----------------------

    *    For the fiscal year ended October 31, 1998.
   **    For the calendar year ended December 31, 1998.
  *** Under the management contract, Pioneer reimburses the fund for any Trustees fees paid by the fund.

APPROXIMATE MANAGEMENT FEES THE FUND PAID OR OWED PIONEER
----------------------------------------------------------- --------------------
FOR THE FISCAL YEARS ENDED OCTOBER 31,
----------------------------------------------------------- --------------------
----------------------------- ----------------------------- --------------------
1998                          1997                          1996

----------------------------- ----------------------------- --------------------
----------------------------- ----------------------------- --------------------
$4,812,790                    $3,512,705                    $2,586,845
----------------------------- ----------------------------- --------------------

CARRYOVERS OF DISTRIBUTION PLAN EXPENSES

As of December 31, 1998 there was no carryover of distribution expenses under the Class A Plan.

APPROXIMATE NET UNDERWRITING COMMISSIONS RETAINED BY PFD

--------------------------------------------------------------------------------
FOR THE FISCAL YEARS ENDED OCTOBER 31,
--------------------------------------------------------------------------------
------------------------------ ---------------------------- --------------------
1998                           1997                         1996

------------------------------ ---------------------------- --------------------
------------------------------ ---------------------------- --------------------

$398,000                       $287,000                     $398,000

------------------------------ ---------------------------- --------------------

APPROXIMATE COMMISSIONS REALLOWED TO DEALERS

--------------------------------------------------------------------------------
FOR THE FISCAL YEARS ENDED OCTOBER 31,
--------------------------------------------------------------------------------
------------------------------ ---------------------------- --------------------
1998                           1997                         1996

------------------------------ ---------------------------- --------------------
------------------------------ ---------------------------- --------------------

$12,716,000                    $1,890,000                   $2,630,000

------------------------------ ---------------------------- --------------------

FUND EXPENSES UNDER THE DISTRIBUTION PLANS

--------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------
------------------------------ ---------------------------- --------------------
CLASS A PLAN                   CLASS B PLAN                 CLASS C PLAN

------------------------------ ---------------------------- --------------------
------------------------------ ---------------------------- --------------------
$1,354,233                     $2,510,830                   $194,016
------------------------------ ---------------------------- --------------------

CDSCS

During the fiscal year ended October 31, 1998, CDSCs in the amount of $402,416 were paid to PFD.

APPROXIMATE BROKERAGE AND UNDERWRITING COMMISSIONS (PORTFOLIO TRANSACTIONS)

--------------------------------------------------------------------------------
FOR THE FISCAL YEARS ENDED OCTOBER 31,
--------------------------------------------------------------------------------
------------------------------ ---------------------------- --------------------
1998                           1997                         1996

------------------------------ ---------------------------- --------------------
------------------------------ ---------------------------- --------------------

$311,703                       $255,969                     $600,706

------------------------------ ---------------------------- --------------------

CAPITAL LOSS CARRYFORWARDS AS OF OCTOBER 31, 1998

As of the end of its most recent taxable year, the fund had no capital loss carryforwards.

AVERAGE ANNUAL TOTAL RETURNS (OCTOBER 31, 1998)

------------------------------------- --------------------------------------------------------------------
                                                        AVERAGE ANNUAL TOTAL RETURN (%)
------------------------------------- --------------------------------------------------------------------
------------------------------------- ------------- -------------  -------------- --------------

                                                    FIVE YEARS     SINCE          INCEPTION
CLASS OF SHARES                       ONE YEAR                     INCEPTION      DATE
------------------------------------- ------------- -------------  -------------- --------------
------------------------------------- ------------- -------------  -------------- --------------

Class A Shares                        11.87%        15.05%         15.60%         7/25/90
Class B Shares                        13.83%        N/A            18.51%         4/4/94
Class C Shares                        17.80%        N/A            18.77%         1/31/96
Class Y Shares                        N/A           N/A            -1.59%         7/2/98
------------------------------------- ------------- -------------  -------------- --------------

STANDARDIZED 30-DAY YIELD (OCTOBER 31, 1998)

------------------------------------ ----------------------------

CLASS OF SHARES                             30-DAY YIELD

------------------------------------ ----------------------------
------------------------------------ ----------------------------
Class A                                                    2.35%
------------------------------------ ----------------------------
------------------------------------ ----------------------------
Class B                                                    1.72%
------------------------------------ ----------------------------
------------------------------------ ----------------------------
Class C                                                    1.67%
------------------------------------ ----------------------------
------------------------------------ ----------------------------
Class Y                                                    2.10%
------------------------------------ ----------------------------

19. APPENDIX B - DESCRIPTION OF SHORT-TERM DEBT, CORPORATE BOND RATINGS AND PREFERRED STOCK RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") PRIME RATING SYSTEM

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         Leading market positions in well-established industries. High rates of return on funds employed.
         Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

MOODY'S DEBT RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MOODY'S PREFERRED STOCK RATINGS

Because of the fundamental differences between preferred stocks and bonds, a variation of Moody's familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
Uncertainty of position characterizes preferred stocks in this class.

b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c: This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD & POOR'S LONG-TERM CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

         Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; Nature of and provisions of the obligation; Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STANDARD & POOR'S PREFERRED STOCK RATINGS

A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

Preferred stock ratings are based on the following considerations:

         Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation; Nature of, and provisions of, the issue; Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA: This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C: A preferred stock rated C is a nonpaying issue.

D: A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

20.      APPENDIX C - PERFORMANCE STATISTICS

                           PIONEER EQUITY-INCOME FUND
                                 CLASS A SHARES

---------------------------------------------------------------------------------------------------------------

   DATE         INITIAL        OFFERING      SALES CHARGE          SHARES      NET ASSET VALUE
               INVESTMENT       PRICE          INCLUDED          PURCHASED        PER SHARE      INITIAL NET
                                                                                                 ASSET VALUE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

  7/25/90       $10,000          $12.83          5.75%             779.423          $12.09          $9,425
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

                                 VALUE OF SHARES
                    (DIVIDENDS AND CAPITAL GAINS REINVESTED)

----------------------------------------------------------------------------------------------------------
        DATE                  FROM            FROM CAPITAL GAINS       FROM DIVIDENDS         TOTAL
                           INVESTMENT             REINVESTED             REINVESTED           VALUE
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

      12/31/90                      $8,612                       $0                 $242           $8,854
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

      12/31/91                     $10,187                     $191                 $818          $11,196
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

      12/31/92                     $11,777                     $311               $1,443          $13,531
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

      12/31/93                     $12,713                     $547               $2,022          $15,282
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

      12/31/94                     $11,816                     $896               $2,373          $15,085
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

      12/31/95                     $15,035                   $1,287               $3,597          $19,919
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

      12/31/96                     $15,776                   $2,376               $4,315          $22,467
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

      12/31/97                     $20,258                   $3,889               $6,518          $30,305
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------


      12/31/98                     $22,791                   $5,291               $7,504          $35,586

----------------------------------------------------------------------------------------------------------

Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

                           PIONEER EQUITY-INCOME FUND
                                 CLASS B SHARES

---------------------------------------------------------------------------------------------------------------

                                                                                  NET ASSET      INITIAL NET
                INITIAL        OFFERING      SALES CHARGE          SHARES           VALUE           ASSET
   DATE        INVESTMENT       PRICE          INCLUDED          PURCHASED        PER SHARE         VALUE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

  4/4/94        $10,000         $15.46           4.00%            646.831          $15.46          $10,000
---------------------------------------------------------------------------------------------------------------

                                 VALUE OF SHARES
                    (DIVIDENDS AND CAPITAL GAINS REINVESTED)
----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------
     DATE               FROM                                FROM          CONTINGENT                        CDSC
                     INVESTMENT       FROM CAPITAL        DIVIDENDS        DEFERRED      TOTAL VALUE        (%)
                                    GAINS REINVESTED     REINVESTED      SALES CHARGE
----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------
----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------

    12/31/94                $9,793               $264             $230            $392         $9,895            4.00
----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------
----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------

    12/31/95               $12,426               $435             $621            $400        $13,082            4.00
----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------
----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------

    12/31/96               $13,034             $1,150             $913            $300        $14,797            4.00
----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------
----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------

    12/31/97               $16,720             $2,038           $1,445            $300        $19,903            4.00
----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------
----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------


    12/31/98               $18,803             $2,902           $1,839            $200        $23,344            2.00

----------------- ----------------- ------------------ ---------------- --------------- -------------- ---------------

                           PIONEER EQUITY-INCOME FUND
                                 CLASS C SHARES

---------------------------------------------------------------------------------------------------------------

                                                                                  NET ASSET      INITIAL NET
                INITIAL        OFFERING       SALES CHARGE         SHARES           VALUE           ASSET
   DATE        INVESTMENT       PRICE           INCLUDED          PURCHASED       PER SHARE         VALUE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

    1/31/96     $10,000         $19.49           1.00%             513.084         $19.49          $10,000
---------------------------------------------------------------------------------------------------------------

                                 VALUE OF SHARES
                    (DIVIDENDS AND CAPITAL GAINS REINVESTED)

------------- ------------------- ----------------- ------------------ ---------------- ------------- -----------

    DATE             FROM                                 FROM           CONTINGENT                    CDSC (%)
                  INVESTMENT        FROM CAPITAL        DIVIDENDS      DEFERRED SALES   TOTAL VALUE
                                  GAINS REINVESTED     REINVESTED          CHARGE
------------- ------------------- ----------------- ------------------ ---------------- ------------- -----------
------------- ------------------- ----------------- ------------------ ---------------- ------------- -----------

  12/31/96               $10,328              $507               $192             $100       $10,927        1.00
------------- ------------------- ----------------- ------------------ ---------------- ------------- -----------
------------- ------------------- ----------------- ------------------ ---------------- ------------- -----------

  12/31/97               $13,248            $1,062               $445               $0       $14,755        0.00
------------- ------------------- ----------------- ------------------ ---------------- ------------- -----------
------------- ------------------- ----------------- ------------------ ---------------- ------------- -----------


  12/31/98               $14,895            $1,639               $655                0       $17,189        0.00

------------- ------------------- ----------------- ------------------ ---------------- ------------- -----------

                           PIONEER EQUITY-INCOME FUND
                                 CLASS Y SHARES

---------------------------------------------------------------------------------------------------------------

                                                                                  NET ASSET      INITIAL NET
                INITIAL        OFFERING       SALES CHARGE         SHARES           VALUE           ASSET
   DATE        INVESTMENT       PRICE           INCLUDED          PURCHASED       PER SHARE         VALUE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


  7/2/98        $10,000            $28.72                0.00%         348.189          $28.72         $10,000

---------------------------------------------------------------------------------------------------------------

                                 VALUE OF SHARES
                    (DIVIDENDS AND CAPITAL GAINS REINVESTED)

------------- ------------------- ----------------- ------------------ ------------

DATE                 FROM                                 FROM
                  INVESTMENT        FROM CAPITAL        DIVIDENDS      TOTAL VALUE
                                  GAINS REINVESTED     REINVESTED
------------- ------------------- ----------------- ------------------ ------------
------------- ------------------- ----------------- ------------------ ------------


12/31/98                 $10,191              $271               $102      $10,564

------------- ------------------- ----------------- ------------------ ------------


Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

COMPARATIVE PERFORMANCE INDEX DESCRIPTIONS

The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the fund may refer to these indices or may present comparisons between the performance of the fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the fund, do not reflect past performance and do not guarantee future results.

S&P 500. This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

DOW JONES INDUSTRIAL AVERAGE. This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange (NYSE).

U.S. SMALL STOCK INDEX. This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. INFLATION. The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA INDEXES. The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

MERRILL LYNCH MICRO-CAP INDEX. The Merrill Lynch Micro-Cap Index represents the performance of 2,036 stocks ranging in market capitalization from $50 million to $220 million. Index returns are calculated monthly.

LONG-TERM U.S. GOVERNMENT BONDS. The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

INTERMEDIATE-TERM U.S. GOVERNMENT BONDS. Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.

MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI")
These indices are in US dollar terms with gross dividends reinvested. MSCI All Country indices represent both the developed and the emerging markets for a particular region. These indices are unmanaged. The free indices exclude shares which are not readily purchased by non-local investors. MSCI's international indices are based on the share prices of approximately 1,700 companies listed on stock exchanges in the 22 countries that make up the MSCI World Index. MSCI's emerging market indices are comprised of approximately 1000 stocks from 26 countries.

Countries in the MSCI EAFE Index are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Countries in the MSCI Emerging Markets Free Index are: Argentina, Brazil, Chile, China Free, Czech Republic, Colombia, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea (at 50%), Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan (at 50%), Thailand Free, Turkey and Venezuela.

MSCI All Country (AC) Asia Free ex Japan: This index is made up of the following 12 countries: China Free, Hong Kong, India, Indonesia Free, Korea @50%, Malaysia Free, Pakistan, Philippines Free, Singapore Free, Sri Lanka, Taiwan @50% and Thailand Free.

MSCI All Country (AC) Asia Pacific Free ex Japan: This index is made up of the following 14 countries: Australia, China Free, Hong Kong, India, Indonesia Free, Korea @50%, Malaysia Free, New Zealand, Pakistan, Philippines Free, Singapore Free, Sri Lanka, Taiwan @50% and Thailand Free.

6-MONTH CDS. Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

LONG-TERM U.S. CORPORATE BONDS. Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W., Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

U.S. (30-DAY) TREASURY BILLS. For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS ("NAREIT") EQUITY REIT INDEX. All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and NASDAQ. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

RUSSELL U.S. EQUITY INDEXES. The Russell 3000(R) Index (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $2.8 billion. The Russell 2500TM Index measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $733.4 million, and the largest company in the index has an approximate market capitalization of $2.9 billion. The Russell 2000(R) Index measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.1 billion. The Russell 1000(R) Index (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $7.6 billion. The smallest company in the index has an approximate market capitalization of $1.1 billion. The Russell MidcapTM Index measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $8.0 billion.

The Russell indexes are reconstituted annually as of July 1, based on May 31 market capitalization rankings.

WILSHIRE REAL ESTATE SECURITIES INDEX. The Wilshire Real Estate Securities Index is a market capitalization weighted index of 120 publicly traded real estate securities, such as REITs, real estate operating companies ("REOCs") and partnerships.

The index contains performance data on five major categories of property: office, retail, industrial, apartment and miscellaneous. The companies in the index are 91.66% equity and hybrid REITs and 8.33% REOCs.

STANDARD & POOR'S MIDCAP 400 INDEX. The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

LIPPER BALANCED FUNDS INDEX. This index represents equally weighted performance, adjusted for capital gains distributions and income dividends, of approximately 30 of the largest funds with a primary objective of conserving principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

LEHMAN BROTHERS AGGREGATE BOND INDEX. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government Corporate Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index. The index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors Service, in that order. All issues have at least one year to maturity with intermediate indices including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest.

BANK SAVINGS ACCOUNT. Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

SOURCES: Ibbotson Associates, Towers Data Systems, Lipper Analytical Services, Inc. and PGI

                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                               DOW                                        S&P/          S&P/
                 S&P          JONES        U.S. SMALL                    BARRA          BARRA        MERRILL LYNCH
                 500        INDUSTRIAL        STOCK         U.S.          500            500           MICRO-CAP
                             AVERAGE          INDEX       INFLATION      GROWTH         VALUE            INDEX
----------------------------------------------------------------------------------------------------------------------
Dec 1925         N/A           N/A             N/A           N/A          N/A            N/A              N/A
Dec 1926        11.62          N/A            0.28          -1.49         N/A            N/A              N/A
Dec 1927        37.49          N/A            22.10         -2.08         N/A            N/A              N/A
Dec 1928        43.61         55.38           39.69         -0.97         N/A            N/A              N/A
Dec 1929        -8.42         -13.64         -51.36         0.20          N/A            N/A              N/A
Dec 1930        -24.90        -30.22         -38.15         -6.03         N/A            N/A              N/A
Dec 1931        -43.34        -49.03         -49.75         -9.52         N/A            N/A              N/A
Dec 1932        -8.19         -16.88          -5.39        -10.30         N/A            N/A              N/A
Dec 1933        53.99         73.71          142.87         0.51          N/A            N/A              N/A
Dec 1934        -1.44          8.07           24.22         2.03          N/A            N/A              N/A
Dec 1935        47.67         43.77           40.19         2.99          N/A            N/A              N/A
Dec 1936        33.92         30.23           64.80         1.21          N/A            N/A              N/A
Dec 1937        -35.03        -28.88         -58.01         3.10          N/A            N/A              N/A
Dec 1938        31.12         33.16           32.80         -2.78         N/A            N/A              N/A
Dec 1939        -0.41          1.31           0.35          -0.48         N/A            N/A              N/A
Dec 1940        -9.78         -7.96           -5.16         0.96          N/A            N/A              N/A
Dec 1941        -11.59        -9.88           -9.00         9.72          N/A            N/A              N/A
Dec 1942        20.34         14.13           44.51         9.29          N/A            N/A              N/A
Dec 1943        25.90         19.06           88.37         3.16          N/A            N/A              N/A
Dec 1944        19.75         17.19           53.72         2.11          N/A            N/A              N/A
Dec 1945        36.44         31.60           73.61         2.25          N/A            N/A              N/A
Dec 1946        -8.07         -4.40          -11.63         18.16         N/A            N/A              N/A
Dec 1947         5.71          7.61           0.92          9.01          N/A            N/A              N/A
Dec 1948         5.50          4.27           -2.11         2.71          N/A            N/A              N/A
Dec 1949        18.79         20.92           19.75         -1.80         N/A            N/A              N/A
Dec 1950        31.71         26.40           38.75         5.79          N/A            N/A              N/A
Dec 1951        24.02         21.77           7.80          5.87          N/A            N/A              N/A
Dec 1952        18.37         14.58           3.03          0.88          N/A            N/A              N/A
Dec 1953        -0.99          2.02           -6.49         0.62          N/A            N/A              N/A
Dec 1954        52.62         51.25           60.58         -0.50         N/A            N/A              N/A
Dec 1955        31.56         26.58           20.44         0.37          N/A            N/A              N/A
Dec 1956         6.56          7.10           4.28          2.86          N/A            N/A              N/A
Dec 1957        -10.78        -8.63          -14.57         3.02          N/A            N/A              N/A
Dec 1958        43.36         39.31           64.89         1.76          N/A            N/A              N/A
Dec 1959        11.96         20.21           16.40         1.50          N/A            N/A              N/A
Dec 1960         0.47         -6.14           -3.29         1.48          N/A            N/A              N/A
Dec 1961        26.89         22.60           32.09         0.67          N/A            N/A              N/A
Dec 1962        -8.73         -7.43          -11.90         1.22          N/A            N/A              N/A
Dec 1963        22.80         20.83           23.57         1.65          N/A            N/A              N/A

                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                               DOW                                        S&P/          S&P/
                 S&P          JONES        U.S. SMALL                  BARRA 500        BARRA        MERRILL LYNCH
                 500        INDUSTRIAL        STOCK         U.S.         GROWTH          500           MICRO-CAP
                             AVERAGE          INDEX       INFLATION                     VALUE            INDEX
----------------------------------------------------------------------------------------------------------------------

Dec 1964        16.48         18.85           23.52         1.19          N/A            N/A              N/A
Dec 1965        12.45         14.39           41.75         1.92          N/A            N/A              N/A
Dec 1966        -10.06        -15.78          -7.01         3.35          N/A            N/A              N/A
Dec 1967        23.98         19.16           83.57         3.04          N/A            N/A              N/A
Dec 1968        11.06          7.93           35.97         4.72          N/A            N/A              N/A
Dec 1969        -8.50         -11.78         -25.05         6.11          N/A            N/A              N/A
Dec 1970         4.01          9.21          -17.43         5.49          N/A            N/A              N/A
Dec 1971        14.31          9.83           16.50         3.36          N/A            N/A              N/A
Dec 1972        18.98         18.48           4.43          3.41          N/A            N/A              N/A
Dec 1973        -14.66        -13.28         -30.90         8.80          N/A            N/A              N/A
Dec 1974        -26.47        -23.58         -19.95         12.20         N/A            N/A              N/A
Dec 1975        37.20         44.75           52.82         7.01         31.72          43.38             N/A
Dec 1976        23.84         22.82           57.38         4.81         13.84          34.93             N/A
Dec 1977        -7.18         -12.84          25.38         6.77         -11.82         -2.57             N/A
Dec 1978         6.56          2.79           23.46         9.03          6.78          6.16             27.76
Dec 1979        18.44         10.55           43.46         13.31        15.72          21.16            43.18
Dec 1980        32.42         22.17           39.88         12.40        39.40          23.59            32.32
Dec 1981        -4.91         -3.57           13.88         8.94         -9.81          0.02              9.18
Dec 1982        21.41         27.11           28.01         3.87         22.03          21.04            33.62
Dec 1983        22.51         25.97           39.67         3.80         16.24          28.89            42.44
Dec 1984         6.27          1.31           -6.67         3.95          2.33          10.52            -14.97
Dec 1985        32.16         33.55           24.66         3.77         33.31          29.68            22.89
Dec 1986        18.47         27.10           6.85          1.13         14.50          21.67             3.45
Dec 1987         5.23          5.48           -9.30         4.41          6.50          3.68             -13.84
Dec 1988        16.81         16.14           22.87         4.42         11.95          21.67            22.76
Dec 1989        31.49         32.19           10.18         4.65         36.40          26.13             8.06
Dec 1990        -3.17         -0.56          -21.56         6.11          0.20          -6.85            -29.55
Dec 1991        30.55         24.19           44.63         3.06         38.37          22.56            57.44
Dec 1992         7.67          7.41           23.35         2.90          5.07          10.53            36.62
Dec 1993         9.99         16.94           20.98         2.75          1.68          18.60            31.32
Dec 1994         1.31          5.06           3.11          2.67          3.13          -0.64             1.81
Dec 1995        37.43         36.84           34.46         2.54         38.13          36.99            30.70
Dec 1996        23.07         28.84           17.62         3.32         23.96          21.99            13.88
Dec 1997        33.36         24.88           22.78         1.70         36.52          29.98            24.61
Dec 1998        28.58         18.15           -7.31         1.80         42.16          14.67            -6.15


                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                  LONG-       INTERMEDIATE-      MSCI                      LONG-
                  TERM          TERM U.S.        EAFE         6-         TERM U.S.          U.S.
               U.S. GOV'T      GOVERNMENT       (Net of      MONTH       CORPORATE         T-BILL
                  BONDS           BONDS         Taxes)        CDS          BONDS          (30-Day)
------------------------------------------------------------------------------------------------------
Dec 1925           N/A             N/A            N/A         N/A           N/A             N/A
Dec 1926          7.77            5.38            N/A         N/A           7.37            3.27
Dec 1927          8.93            4.52            N/A         N/A           7.44            3.12
Dec 1928          0.10            0.92            N/A         N/A           2.84            3.56
Dec 1929          3.42            6.01            N/A         N/A           3.27            4.75
Dec 1930          4.66            6.72            N/A         N/A           7.98            2.41
Dec 1931          -5.31           -2.32           N/A         N/A          -1.85            1.07
Dec 1932          16.84           8.81            N/A         N/A          10.82            0.96
Dec 1933          -0.07           1.83            N/A         N/A          10.38            0.30
Dec 1934          10.03           9.00            N/A         N/A          13.84            0.16
Dec 1935          4.98            7.01            N/A         N/A           9.61            0.17
Dec 1936          7.52            3.06            N/A         N/A           6.74            0.18
Dec 1937          0.23            1.56            N/A         N/A           2.75            0.31
Dec 1938          5.53            6.23            N/A         N/A           6.13           -0.02
Dec 1939          5.94            4.52            N/A         N/A           3.97            0.02
Dec 1940          6.09            2.96            N/A         N/A           3.39            0.00
Dec 1941          0.93            0.50            N/A         N/A           2.73            0.06
Dec 1942          3.22            1.94            N/A         N/A           2.60            0.27
Dec 1943          2.08            2.81            N/A         N/A           2.83            0.35
Dec 1944          2.81            1.80            N/A         N/A           4.73            0.33
Dec 1945          10.73           2.22            N/A         N/A           4.08            0.33
Dec 1946          -0.10           1.00            N/A         N/A           1.72            0.35
Dec 1947          -2.62           0.91            N/A         N/A          -2.34            0.50
Dec 1948          3.40            1.85            N/A         N/A           4.14            0.81
Dec 1949          6.45            2.32            N/A         N/A           3.31            1.10
Dec 1950          0.06            0.70            N/A         N/A           2.12            1.20
Dec 1951          -3.93           0.36            N/A         N/A          -2.69            1.49
Dec 1952          1.16            1.63            N/A         N/A           3.52            1.66
Dec 1953          3.64            3.23            N/A         N/A           3.41            1.82
Dec 1954          7.19            2.68            N/A         N/A           5.39            0.86
Dec 1955          -1.29           -0.65           N/A         N/A           0.48            1.57
Dec 1956          -5.59           -0.42           N/A         N/A          -6.81            2.46
Dec 1957          7.46            7.84            N/A         N/A           8.71            3.14
Dec 1958          -6.09           -1.29           N/A         N/A          -2.22            1.54
Dec 1959          -2.26           -0.39           N/A         N/A          -0.97            2.95
Dec 1960          13.78           11.76           N/A         N/A           9.07            2.66

                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                  LONG-       INTERMEDIATE-      MSCI                      LONG-
                  TERM          TERM U.S.        EAFE         6-         TERM U.S.          U.S.
               U.S. GOV'T      GOVERNMENT       (Net of      MONTH       CORPORATE         T-BILL
                  BONDS           BONDS         Taxes)        CDS          BONDS          (30-Day)
------------------------------------------------------------------------------------------------------

Dec 1961          0.97            1.85            N/A         N/A           4.82            2.13
Dec 1962          6.89            5.56            N/A         N/A           7.95            2.73
Dec 1963          1.21            1.64            N/A         N/A           2.19            3.12
Dec 1964          3.51            4.04            N/A        4.18           4.77            3.54
Dec 1965          0.71            1.02            N/A        4.68          -0.46            3.93
Dec 1966          3.65            4.69            N/A        5.76           0.20            4.76
Dec 1967          -9.18           1.01            N/A        5.48          -4.95            4.21
Dec 1968          -0.26           4.54            N/A        6.44           2.57            5.21
Dec 1969          -5.07           -0.74           N/A        8.71          -8.09            6.58
Dec 1970          12.11           16.86         -11.66       7.06          18.37            6.52
Dec 1971          13.23           8.72           29.59       5.36          11.01            4.39
Dec 1972          5.69            5.16           36.35       5.38           7.26            3.84
Dec 1973          -1.11           4.61          -14.92       8.60           1.14            6.93
Dec 1974          4.35            5.69          -23.16       10.20         -3.06            8.00
Dec 1975          9.20            7.83           35.39       6.51          14.64            5.80
Dec 1976          16.75           12.87          2.54        5.22          18.65            5.08
Dec 1977          -0.69           1.41           18.06       6.12           1.71            5.12
Dec 1978          -1.18           3.49           32.62       10.21         -0.07            7.18
Dec 1979          -1.23           4.09           4.75        11.90         -4.18           10.38
Dec 1980          -3.95           3.91           22.58       12.33         -2.76           11.24
Dec 1981          1.86            9.45           -2.28       15.50         -1.24           14.71
Dec 1982          40.36           29.10          -1.86       12.18         42.56           10.54
Dec 1983          0.65            7.41           23.69       9.65           6.26            8.80
Dec 1984          15.48           14.02          7.38        10.65         16.86            9.85
Dec 1985          30.97           20.33          56.16       7.82          30.09            7.72
Dec 1986          24.53           15.14          69.44       6.30          19.85            6.16
Dec 1987          -2.71           2.90           24.63       6.58          -0.27            5.47
Dec 1988          9.67            6.10           28.27       8.15          10.70            6.35
Dec 1989          18.11           13.29          10.54       8.27          16.23            8.37
Dec 1990          6.18            9.73          -23.45       7.85           6.78            7.81
Dec 1991          19.30           15.46          12.13       4.95          19.89            5.60
Dec 1992          8.05            7.19          -12.17       3.27           9.39            3.51
Dec 1993          18.24           11.24          32.56       2.88          13.19            2.90
Dec 1994          -7.77           -5.14          7.78        5.40          -5.76            3.90
Dec 1995          31.67           16.80          11.21       5.21          27.20            5.60
Dec 1996          -0.93           2.10           6.05        5.21           1.40            5.21
Dec 1997          15.85           8.38           1.78        5.71          12.95            5.26
Dec 1998          13.06           10.21          20.00       5.34          10.76            4.86

                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                 NAREIT                                                   LIPPER           MSCI
                 EQUITY       RUSSELL       WILSHIRE                     BALANCED        EMERGING           BANK
                  REIT         2000       REAL ESTATE        S&P           FUND          MARKETS          SAVINGS
                 INDEX         INDEX       SECURITIES        400           INDEX        FREE INDEX        ACCOUNT
-----------------------------------------------------------------------------------------------------------------------

Dec 1925          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1926          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1927          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1928          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1929          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1930          N/A           N/A           N/A            N/A            N/A            N/A              5.30
Dec 1931          N/A           N/A           N/A            N/A            N/A            N/A              5.10
Dec 1932          N/A           N/A           N/A            N/A            N/A            N/A              4.10
Dec 1933          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1934          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1935          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1936          N/A           N/A           N/A            N/A            N/A            N/A              3.20
Dec 1937          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1938          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1939          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1940          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1941          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1942          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1943          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1944          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1945          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1946          N/A           N/A           N/A            N/A            N/A            N/A              2.20
Dec 1947          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1948          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1949          N/A           N/A           N/A            N/A            N/A            N/A              2.40
Dec 1950          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1951          N/A           N/A           N/A            N/A            N/A            N/A              2.60
Dec 1952          N/A           N/A           N/A            N/A            N/A            N/A              2.70
Dec 1953          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1954          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1955          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1956          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1957          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1958          N/A           N/A           N/A            N/A            N/A            N/A              3.38
Dec 1959          N/A           N/A           N/A            N/A            N/A            N/A              3.53
Dec 1960          N/A           N/A           N/A            N/A           5.77            N/A              3.86
Dec 1961          N/A           N/A           N/A            N/A           20.59           N/A              3.90

                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                 NAREIT                                                   LIPPER           MSCI
                 EQUITY       RUSSELL       WILSHIRE                     BALANCED        EMERGING           BANK
                  REIT         2000       REAL ESTATE        S&P           FUND          MARKETS          SAVINGS
                 INDEX         INDEX       SECURITIES        400           INDEX        FREE INDEX        ACCOUNT
-----------------------------------------------------------------------------------------------------------------------

Dec 1962          N/A           N/A           N/A            N/A           -6.80           N/A              4.08
Dec 1963          N/A           N/A           N/A            N/A           13.10           N/A              4.17
Dec 1964          N/A           N/A           N/A            N/A           12.36           N/A              4.19
Dec 1965          N/A           N/A           N/A            N/A           9.80            N/A              4.23
Dec 1966          N/A           N/A           N/A            N/A           -5.86           N/A              4.45
Dec 1967          N/A           N/A           N/A            N/A           15.09           N/A              4.67
Dec 1968          N/A           N/A           N/A            N/A           13.97           N/A              4.68
Dec 1969          N/A           N/A           N/A            N/A           -9.01           N/A              4.80
Dec 1970          N/A           N/A           N/A            N/A           5.62            N/A              5.14
Dec 1971          N/A           N/A           N/A            N/A           13.90           N/A              5.30
Dec 1972          8.01          N/A           N/A            N/A           11.13           N/A              5.37
Dec 1973         -15.52         N/A           N/A            N/A          -12.24           N/A              5.51
Dec 1974         -21.40         N/A           N/A            N/A          -18.71           N/A              5.96
Dec 1975         19.30          N/A           N/A            N/A           27.10           N/A              6.21
Dec 1976         47.59          N/A           N/A            N/A           26.03           N/A              6.23
Dec 1977         22.42          N/A           N/A            N/A           -0.72           N/A              6.39
Dec 1978         10.34          N/A          13.04           N/A           4.80            N/A              6.56
Dec 1979         35.86         43.09         70.81           N/A           14.67           N/A              7.29
Dec 1980         24.37         38.58         22.08           N/A           19.70           N/A              8.78
Dec 1981          6.00         2.03           7.18           N/A           1.86            N/A             10.71
Dec 1982         21.60         24.95         24.47          22.68          30.63           N/A             11.19
Dec 1983         30.64         29.13         27.61          26.10          17.44           N/A              9.71
Dec 1984         20.93         -7.30         20.64           1.18          7.46            N/A              9.92
Dec 1985         19.10         31.05         22.20          35.58          29.83           N/A              9.02
Dec 1986         19.16         5.68          20.30          16.21          18.43           N/A              7.84
Dec 1987         -3.64         -8.77         -7.86          -2.03          4.13            N/A              6.92
Dec 1988         13.49         24.89         24.18          20.87          11.18          40.43             7.20
Dec 1989          8.84         16.24          2.37          35.54          19.70          64.96             7.91
Dec 1990         -15.35       -19.51         -33.46         -5.12          0.66           -10.55            7.80
Dec 1991         35.70         46.05         20.03          50.10          25.83          59.91             4.61
Dec 1992         14.59         18.41          7.36          11.91          7.46           11.40             2.89
Dec 1993         19.65         18.91         15.24          13.96          11.95          74.83             2.73
Dec 1994          3.17         -1.82          1.64          -3.57          -2.05          -7.32             4.96
Dec 1995         15.27         28.44         13.65          30.94          24.89          -5.21             5.24
Dec 1996         35.26         16.49         36.87          19.20          13.01           6.03             4.95
Dec 1997         20.29         22.36         19.80          32.26          20.30          -11.59            5.17
Dec 1998         -17.51        -2.55         -17.63         19.12          15.09          -25.34            4.63


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                        MSCI ALL COUNTRY
               MSCI ALL COUNTRY (AC)    (AC) ASIA PACIFIC      LEHMAN BROTHERS
                ASIA FREE EX JAPAN        FREE EX JAPAN     AGGREGATE BOND INDEX
--------------------------------------------------------------------------------
Dec 1925                N/A                    N/A                   N/A
Dec 1926                N/A                    N/A                   N/A
Dec 1927                N/A                    N/A                   N/A
Dec 1928                N/A                    N/A                   N/A
Dec 1929                N/A                    N/A                   N/A
Dec 1930                N/A                    N/A                   N/A
Dec 1931                N/A                    N/A                   N/A
Dec 1932                N/A                    N/A                   N/A
Dec 1933                N/A                    N/A                   N/A
Dec 1934                N/A                    N/A                   N/A
Dec 1935                N/A                    N/A                   N/A
Dec 1936                N/A                    N/A                   N/A
Dec 1937                N/A                    N/A                   N/A
Dec 1938                N/A                    N/A                   N/A
Dec 1939                N/A                    N/A                   N/A
Dec 1940                N/A                    N/A                   N/A
Dec 1941                N/A                    N/A                   N/A
Dec 1942                N/A                    N/A                   N/A
Dec 1943                N/A                    N/A                   N/A
Dec 1944                N/A                    N/A                   N/A
Dec 1945                N/A                    N/A                   N/A
Dec 1946                N/A                    N/A                   N/A
Dec 1947                N/A                    N/A                   N/A
Dec 1948                N/A                    N/A                   N/A
Dec 1949                N/A                    N/A                   N/A
Dec 1950                N/A                    N/A                   N/A
Dec 1951                N/A                    N/A                   N/A
Dec 1952                N/A                    N/A                   N/A
Dec 1953                N/A                    N/A                   N/A
Dec 1954                N/A                    N/A                   N/A
Dec 1955                N/A                    N/A                   N/A
Dec 1956                N/A                    N/A                   N/A
Dec 1957                N/A                    N/A                   N/A
Dec 1958                N/A                    N/A                   N/A
Dec 1959                N/A                    N/A                   N/A
Dec 1960                N/A                    N/A                   N/A
Dec 1961                N/A                    N/A                   N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                        MSCI ALL COUNTRY
               MSCI ALL COUNTRY (AC)    (AC) ASIA PACIFIC      LEHMAN BROTHERS
                ASIA FREE EX JAPAN        FREE EX JAPAN     AGGREGATE BOND INDEX
--------------------------------------------------------------------------------
Dec 1962                N/A                    N/A                   N/A
Dec 1963                N/A                    N/A                   N/A
Dec 1964                N/A                    N/A                   N/A
Dec 1965                N/A                    N/A                   N/A
Dec 1966                N/A                    N/A                   N/A
Dec 1967                N/A                    N/A                   N/A
Dec 1968                N/A                    N/A                   N/A
Dec 1969                N/A                    N/A                   N/A
Dec 1970                N/A                    N/A                   N/A
Dec 1971                N/A                    N/A                   N/A
Dec 1972                N/A                    N/A                   N/A
Dec 1973                N/A                    N/A                   N/A
Dec 1974                N/A                    N/A                   N/A
Dec 1975                N/A                    N/A                   N/A
Dec 1976                N/A                    N/A                  15.62
Dec 1977                N/A                    N/A                  3.05
Dec 1978                N/A                    N/A                  1.39
Dec 1979                N/A                    N/A                  1.94
Dec 1980                N/A                    N/A                  2.70
Dec 1981                N/A                    N/A                  6.23
Dec 1982                N/A                    N/A                  32.62
Dec 1983                N/A                    N/A                  8.37
Dec 1984                N/A                    N/A                  15.14
Dec 1985                N/A                    N/A                  22.11
Dec 1986                N/A                    N/A                  15.29
Dec 1987                N/A                    N/A                  2.75
Dec 1988               30.00                  30.45                 7.89
Dec 1989               32.13                  21.43                 14.53
Dec 1990               -6.54                 -11.86                 8.95
Dec 1991               30.98                  32.40                 16.00
Dec 1992               21.81                  9.88                  7.40
Dec 1993              103.39                  84.94                 9.75
Dec 1994              -16.94                 -12.59                 -2.92
Dec 1995               4.00                   10.00                 18.48
Dec 1996               10.05                  8.08                  3.61
Dec 1997              -40.31                 -34.20                 9.68
Dec 1998               -7.79                  -4.42                 8.67

Source: Lipper Analytical Services, Inc.

22.      APPENDIX D - OTHER PIONEER INFORMATION

The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the U.S.

As of June 30, 1998, Pioneer employed a professional investment staff of 75.

Total assets of all Pioneer mutual funds at December 31, 1998, were approximately $22 billion representing 1,363,446 shareholder accounts, 890,148 non-retirement accounts and 473,298 retirement accounts.

                           PART C - OTHER INFORMATION

Item 23.  Exhibits

Amended Form N-1A
Exhibit Reference
       (a)                 1.1.  Agreement and Declaration of Trust(1)
       (a)                 1.2.  Certificate of Trust(1)
       (a)                 1.3.  Form of Establishment and Designation of Class
                                 A, Class B, Class C and Class Y Shares of
                                 Beneficial Interest(2)
       (b)                 2.    By-Laws(1)
       (c)                 4.    Specimen Share Certificate(1)
       (d)                 5.    Form of Management Contract(2)
       (e)                 6.1.  Form of Underwriting Agreement(3)
       (e)                 6.2.  Form of Dealer Sales Agreement(1)
       (f)                 7.    None
       (g)                 8.    Form of Custodian Agreement(1)
       (h)                 9.1.  Form of Investment Company Service Agreement(1)
       (h)                 9.2.  Form of Agreement and Plan of Reorganization(2)
       (h)                 9.3.  Administration Agreement(4)
       (i)                 10.   Opinion of Counsel(2)
       (j)                 11.   Consent of Arthur Andersen LLP(5)
       (k)                 12.   None
       (l)                 13.   None
       (m)                 15.1. Class A Distribution Plan(1)
       (m)                 15.2. Form of Class B Distribution Plan(3)
       (m)                 15.3. Class C Distribution Plan(1)
       (n)                 17.   Financial Data Schedules(5)
       (o)                 18.   Form of Multiclass Plan Pursuant to
                                 Rule 18f-3(1)
       N/A                 19.   Powers of Attorney(4)

------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the Registration Statement (File No. 811-08657) as filed with the Securities and Exchange Commission (the "SEC") on February 17, 1998 (Accession No. 0000734072-98-000137).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on June 24, 1998 (Accession No. 0001016964-98-000063).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on October 30, 1998 (Accession No. 0000950146-98-001812).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on December 24, 1998 (Accession No.0000950146-98-002124).

(5) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

         Except for the Agreement and Declaration of Trust (the "Declaration"), dated January 8, 1998, establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Fund would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of The Pioneer Group, Inc. ("Pioneer"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages, Pioneer and/or other Pioneer subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Senior Partner, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Joseph P. Barri               Senior Partner, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters
        (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

David D. Tripple       Director and President       Executive Vice President and
                                                    Trustee

Stephen W. Long        Director and Executive
                       Vice President               None

Steven M. Graziano     Executive Vice President     None

William A. Misata      Senior Vice President        None

Constance D. Spiros    Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Mark R. Kiniry         Vice President, Regional
                       Director, Sales              None

Barry G. Knight        Vice President               None

William H. Spencer     Vice President, Regional
                       Director, Sales              None

Elizabeth A. Watson    Vice President, Compliance   None

Steven R. Berke        Assistant Vice President,
                       Blue Sky                     None

John A. Boynton        Treasurer                    Treasurer

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 25th day of February 1999.


                                             PIONEER EQUITY-INCOME FUND



                                        By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ John A. Boynton            Chief Financial Officer            )
John A. Boynton                and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
John W. Kendrick*                                                 )
John W. Kendrick                                                  )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/David D. Tripple                                               )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ David D. Tripple            Dated: February 25, 1999 )
         ----------------------
         David D. Tripple
         Attorney-in-fact

                                  Exhibit Index


Exhibit
Number                     Document Title

11.            Consent of Arthur Andersen LLP

17.            Financial Data Schedules